UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-23018

Investment Company Act file number:

Stone Ridge Trust III

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Trust III

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2016 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS (a) - 0.2%
Banks - 0.0%
Wells Fargo & Co.	1,200	$57,564
Bank of America Corp.	2,400	34,776

		92,340

Capital Goods - 0.0%
Cummins, Inc.	600	73,662

Energy - 0.0%
Hess Corp.	1,500	80,475
Schlumberger Ltd.	800	64,416

		144,891

Food & Staples Retailing - 0.0%
CVS Health Corp.	600	55,632
Walgreens Boots Alliance, Inc.	1,600	126,800

		182,432

Materials - 0.0%
Mosaic Co.	100	2,700

Semiconductors & Semiconductor Equipment - 0.0%
QUALCOMM, Inc.	3,400	212,772

Software & Services - 0.1%
Alphabet, Inc. - Class A (b)	400	316,536
Alphabet, Inc. - Class C (b)	200	153,758
eBay, Inc. (b)	12,000	373,920
Facebook, Inc. (b)	500	61,970
Microsoft Corp.	300	17,004

		923,188

Technology Hardware & Equipment - 0.1%
Apple, Inc.	2,100	218,841

Transportation - 0.0%
Union Pacific Corp.	800	74,440

TOTAL COMMON STOCKS (Cost $1,914,232)		1,925,266

REAL ESTATE INVESTMENT TRUSTS - 0.0%
Real Estate - 0.0%
General Growth Properties, Inc.	1,000	31,950

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $31,029)		31,950

	NUMBER OF CONTRACTS	FAIR VALUE
PURCHASED OPTIONS - 0.7%
Call Options - 0.0%
CBOE Volatility Index, Expires: 08/17/16, Strike Price: $18.00	512	23,040
CBOE Volatility Index, Expires: 08/17/16, Strike Price: $16.00	419	25,140
CBOE Volatility Index, Expires: 08/17/16, Strike Price: $15.00	2,401	186,078

		234,258

Put Options - 0.7%
CBOE Nasdaq 100 Index, Expires: 09/16/16, Strike Price: $4425.00	450	1,030,500
CBOE S&P 500 Index, Expires: 09/16/16, Strike Price: $2055.00	166	161,850
CBOE S&P 500 Index, Expires: 09/16/16, Strike Price: $2075.00	1,000	1,185,000
CBOE S&P 500 Index, Expires: 09/16/16, Strike Price: $2065.00	120	129,000
CBOE S&P 500 Index, Expires: 09/16/16, Strike Price: $2100.00	152	232,560
DAX Index, Expires: 09/16/16, Strike Price: $9800.00	725	480,658
Euro Stoxx 50 Index, Expires: 09/16/16, Strike Price: $2850.00	2,500	1,159,931
FTSE 100 Index, Expires: 09/16/16, Strike Price: $6600.00	725	911,527
Russell 2000 Index, Expires: 09/16/16, Strike Price: $1150.00	1,000	905,000

		6,196,026

TOTAL PURCHASED OPTIONS (Cost $28,365,296)		6,430,284

PAYER SWAPTIONS - 0.1%
CDX.IG, Expires 09/21/2016, Strike Price 90.00 bps
TOTAL PAYER SWAPTIONS (Cost $1,162,500)	1,000,000,000	836,000

		836,000

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 103.3%
Money Market Funds - 17.4%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.25% (c)	25,629,930	25,629,930
First American Government Obligations Fund - Class Z - 0.23% (c)	48,025,485	48,025,485
First American Treasury Obligations Fund - Class Z - 0.22% (c)	48,025,485	48,025,485
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.23% (c)	42,186,581	42,186,581

		163,867,481

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 86.0%
0.222%, 08/04/2016 (d)(e)	$25,000,000	24,999,531
0.252%, 08/04/2016 (d)(e)	60,000,000	59,998,750
0.226%, 08/11/2016 (d)(e)	30,000,000	29,998,125
0.241%, 08/11/2016 (d)(e)	70,000,000	69,995,347
0.242%, 08/18/2016 (d)(e)	60,000,000	59,993,200
0.262%, 08/18/2016 (d)(e)	60,000,000	59,992,633
0.202%, 08/25/2016 (d)(e)	60,000,000	59,992,000
0.243%, 09/01/2016 (d)(e)	78,000,000	77,983,820
0.270%, 09/22/2016 (d)(e)	57,000,000	56,977,975
0.318%, 09/29/2016 (d)(e)	40,000,000	39,984,880
0.416%, 10/20/2016 (d)(e)	40,000,000	39,977,800
0.283%, 11/10/2016 (d)(e)	50,000,000	49,966,001
0.268%, 12/08/2016 (d)(e)	62,000,000	61,936,884
0.333%, 12/08/2016 (d)(e)	20,000,000	19,979,641
0.359%, 12/22/2016 (d)(e)	40,000,000	39,953,920
0.382%, 01/26/2017 (d)(e)	40,000,000	39,927,520
0.359%, 02/02/2017 (d)(e)	20,000,000	19,962,420

		811,620,447

TOTAL SHORT-TERM INVESTMENTS (Cost $975,452,123)		975,487,928

TOTAL INVESTMENTS (Cost $1,006,925,180) - 104.3%		984,711,428

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3)%		(40,556,438)

TOTAL NET ASSETS - 100.0%		$944,154,990

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are held as collateral for written call options.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day effective yield.
(d)	All or a portion of this security is held as collateral for written put options.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
CALL OPTIONS
Abbott Laboratories, Expires 08/05/2016, Strike Price $44.00	42	$3,843
Abbott Laboratories, Expires 08/05/2016, Strike Price $45.50	13	273
Abbott Laboratories, Expires 08/12/2016, Strike Price $44.50	14	1,022
Abbott Laboratories, Expires 08/19/2016, Strike Price $44.50	72	6,228
Abbott Laboratories, Expires 08/19/2016, Strike Price $45.00	28	1,694
Abbott Laboratories, Expires 08/26/2016, Strike Price $46.50	52	936
Accenture PLC, Expires 08/05/2016, Strike Price $119.00	60	1,500
Accenture PLC, Expires 08/05/2016, Strike Price $120.00	5	87
Accenture PLC, Expires 08/05/2016, Strike Price $121.00	10	250
Accenture PLC, Expires 08/19/2016, Strike Price $117.00	11	440
Accenture PLC, Expires 08/19/2016, Strike Price $119.00	50	1,375
Accenture PLC, Expires 08/19/2016, Strike Price $120.00	59	590
Accenture PLC, Expires 08/19/2016, Strike Price $124.00	1	22
Activision Blizzard, Inc., Expires 08/05/2016, Strike Price $41.50	1	77
Activision Blizzard, Inc., Expires 08/05/2016, Strike Price $43.50	14	385
Activision Blizzard, Inc., Expires 08/05/2016, Strike Price $44.00	70	1,365
Activision Blizzard, Inc., Expires 08/05/2016, Strike Price $45.00	196	1,960
Activision Blizzard, Inc., Expires 08/12/2016, Strike Price $45.00	18	270
Activision Blizzard, Inc., Expires 08/19/2016, Strike Price $41.50	4	392
Activision Blizzard, Inc., Expires 08/19/2016, Strike Price $43.50	15	652
Activision Blizzard, Inc., Expires 08/19/2016, Strike Price $44.00	14	476
Activision Blizzard, Inc., Expires 08/19/2016, Strike Price $44.50	16	432
Activision Blizzard, Inc., Expires 08/19/2016, Strike Price $45.00	14	294
Activision Blizzard, Inc., Expires 08/19/2016, Strike Price $46.00	15	180
Activision Blizzard, Inc., Expires 08/19/2016, Strike Price $47.00	15	105
Adobe Systems, Inc., Expires 08/19/2016, Strike Price $105.00	15	127
Aetna, Inc., Expires 08/05/2016, Strike Price $119.00	5	510
Aetna, Inc., Expires 08/05/2016, Strike Price $120.00	5	220
Aetna, Inc., Expires 08/05/2016, Strike Price $126.00	5	25
Aetna, Inc., Expires 08/05/2016, Strike Price $130.00	20	220
Aetna, Inc., Expires 08/05/2016, Strike Price $131.00	5	67
Aetna, Inc., Expires 08/05/2016, Strike Price $132.00	5	60
Aetna, Inc., Expires 08/05/2016, Strike Price $133.00	5	37
Aetna, Inc., Expires 08/05/2016, Strike Price $134.00	15	127
Aetna, Inc., Expires 08/19/2016, Strike Price $124.00	5	245
Aetna, Inc., Expires 08/19/2016, Strike Price $125.00	5	132
Aetna, Inc., Expires 08/19/2016, Strike Price $126.00	5	107
Aetna, Inc., Expires 08/19/2016, Strike Price $127.00	5	82
Aetna, Inc., Expires 08/19/2016, Strike Price $128.00	5	62
Aetna, Inc., Expires 08/19/2016, Strike Price $140.00	45	450
Aflac, Inc., Expires 08/19/2016, Strike Price $77.50	34	323
African Rand, Expires 08/01/2016, Strike Price $15.00	20,000,000	—
Akamai Technologies, Inc., Expires 08/05/2016, Strike Price $61.00	11	82
Akamai Technologies, Inc., Expires 08/05/2016, Strike Price $61.50	11	275
Akamai Technologies, Inc., Expires 08/05/2016, Strike Price $63.00	11	275
Akamai Technologies, Inc., Expires 08/05/2016, Strike Price $65.00	22	11
Akamai Technologies, Inc., Expires 08/12/2016, Strike Price $51.00	12	780
Akamai Technologies, Inc., Expires 08/19/2016, Strike Price $59.50	4	96
Akamai Technologies, Inc., Expires 08/19/2016, Strike Price $60.00	24	216
Akamai Technologies, Inc., Expires 08/19/2016, Strike Price $61.00	1	6
Akamai Technologies, Inc., Expires 08/19/2016, Strike Price $61.50	1	25
Akamai Technologies, Inc., Expires 08/19/2016, Strike Price $62.00	1	25
Akamai Technologies, Inc., Expires 08/19/2016, Strike Price $63.50	1	13
Akamai Technologies, Inc., Expires 08/19/2016, Strike Price $65.00	11	11
Albemarle Corp., Expires 08/19/2016, Strike Price $92.50	23	1,265
Albemarle Corp., Expires 08/19/2016, Strike Price $100.00	87	1,087
Alcoa, Inc., Expires 08/12/2016, Strike Price $11.00	40	420
Alcoa, Inc., Expires 08/19/2016, Strike Price $11.00	40	600
Alcoa, Inc., Expires 08/19/2016, Strike Price $11.50	40	220

Alcoa, Inc., Expires 08/26/2016, Strike Price $11.00	40	760
Alcoa, Inc., Expires 08/26/2016, Strike Price $11.50	20	200
Allergan PLC, Expires 08/05/2016, Strike Price $260.00	3	285
Allergan PLC, Expires 08/12/2016, Strike Price $260.00	9	3,015
Allergan PLC, Expires 08/12/2016, Strike Price $265.00	12	2,400
Allergan PLC, Expires 08/12/2016, Strike Price $270.00	3	360
Allergan PLC, Expires 08/19/2016, Strike Price $255.00	18	11,250
Allergan PLC, Expires 08/19/2016, Strike Price $257.50	24	12,360
Allergan PLC, Expires 08/19/2016, Strike Price $260.00	13	5,460
Allergan PLC, Expires 08/19/2016, Strike Price $262.50	35	11,725
Allergan PLC, Expires 08/19/2016, Strike Price $265.00	30	7,950
Allergan PLC, Expires 08/19/2016, Strike Price $267.50	15	3,075
Allergan PLC, Expires 08/19/2016, Strike Price $270.00	15	2,362
Allergan PLC, Expires 08/19/2016, Strike Price $272.50	6	720
Allergan PLC, Expires 08/19/2016, Strike Price $275.00	12	1,080
Allergan PLC, Expires 08/19/2016, Strike Price $277.50	12	840
Allergan PLC, Expires 08/19/2016, Strike Price $280.00	3	180
Allergan PLC, Expires 08/19/2016, Strike Price $290.00	3	60
Allergan PLC, Expires 08/26/2016, Strike Price $300.00	18	90
Alphabet, Inc. - Class C, Expires 08/05/2016, Strike Price $760.00	1	1,210
Alphabet, Inc. - Class C, Expires 08/19/2016, Strike Price $752.50	1	2,165
Alphabet, Inc. - Class C, Expires 08/19/2016, Strike Price $760.00	1	1,655
Alphabet, Inc. - Class C, Expires 08/19/2016, Strike Price $765.00	4	5,260
Alphabet, Inc. - Class C, Expires 08/19/2016, Strike Price $767.50	1	1,170
Alphabet, Inc. - Class C, Expires 08/19/2016, Strike Price $770.00	4	4,180
Alphabet, Inc. - Class C, Expires 08/19/2016, Strike Price $772.50	1	920
Alphabet, Inc. - Class C, Expires 08/19/2016, Strike Price $775.00	3	2,415
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $780.00	2	3,840
Alphabet, Inc. - Class C, Expires 08/19/2016, Strike Price $782.50	1	530
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $782.50	5	8,550
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $785.00	2	3,080
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $787.50	3	4,170
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $790.00	7	8,715
Alphabet, Inc. - Class C, Expires 08/19/2016, Strike Price $790.00	1	330
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $792.50	2	2,220
Alphabet, Inc. - Class C, Expires 08/19/2016, Strike Price $792.50	1	277
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $795.00	10	9,850
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $800.00	3	2,295
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $805.00	7	4,025
Alphabet, Inc. - Class C, Expires 08/19/2016, Strike Price $805.00	1	122
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $810.00	8	3,480
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $820.00	1	240
Alphabet, Inc. - Class C, Expires 08/19/2016, Strike Price $825.00	2	80
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $830.00	1	117
Alphabet, Inc. - Class C, Expires 08/19/2016, Strike Price $830.00	1	42
Alphabet, Inc. - Class C, Expires 08/19/2016, Strike Price $835.00	1	32
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $840.00	5	350
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $842.50	10	600
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $845.00	6	345
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $847.50	13	812
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $850.00	3	128
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $860.00	10	300
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $865.00	3	90
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $870.00	8	160
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $875.00	2	60
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $885.00	5	125
Alphabet, Inc. - Class A, Expires 08/19/2016, Strike Price $890.00	5	63
Altria Group, Inc., Expires 08/19/2016, Strike Price $70.00	18	216
Amazon.com, Inc., Expires 08/05/2016, Strike Price $775.00	1	248
Amazon.com, Inc., Expires 08/05/2016, Strike Price $797.50	1	25
Amazon.com, Inc., Expires 08/05/2016, Strike Price $870.00	1	6
Amazon.com, Inc., Expires 08/05/2016, Strike Price $880.00	9	36
Amazon.com, Inc., Expires 08/19/2016, Strike Price $765.00	2	2,275
Amazon.com, Inc., Expires 08/19/2016, Strike Price $775.00	1	735

Amazon.com, Inc., Expires 08/19/2016, Strike Price $780.00	7	4,025
Amazon.com, Inc., Expires 08/19/2016, Strike Price $785.00	1	442
Amazon.com, Inc., Expires 08/19/2016, Strike Price $790.00	1	340
Amazon.com, Inc., Expires 08/19/2016, Strike Price $792.50	1	297
Amazon.com, Inc., Expires 08/19/2016, Strike Price $795.00	1	255
Amazon.com, Inc., Expires 08/19/2016, Strike Price $810.00	5	530
Amazon.com, Inc., Expires 08/19/2016, Strike Price $820.00	4	236
Amazon.com, Inc., Expires 08/19/2016, Strike Price $825.00	7	304
Amazon.com, Inc., Expires 08/19/2016, Strike Price $830.00	2	68
Amazon.com, Inc., Expires 08/19/2016, Strike Price $832.50	1	30
Amazon.com, Inc., Expires 08/19/2016, Strike Price $835.00	8	204
Amazon.com, Inc., Expires 08/19/2016, Strike Price $840.00	8	168
Amazon.com, Inc., Expires 08/19/2016, Strike Price $845.00	1	16
Amazon.com, Inc., Expires 08/19/2016, Strike Price $850.00	1	13
Amazon.com, Inc., Expires 08/19/2016, Strike Price $855.00	1	13
Amazon.com, Inc., Expires 08/19/2016, Strike Price $860.00	4	36
Amazon.com, Inc., Expires 08/19/2016, Strike Price $862.50	1	16
Amazon.com, Inc., Expires 08/19/2016, Strike Price $865.00	1	16
Amazon.com, Inc., Expires 08/19/2016, Strike Price $870.00	5	40
Amazon.com, Inc., Expires 08/19/2016, Strike Price $880.00	1	9
Amazon.com, Inc., Expires 08/19/2016, Strike Price $885.00	1	13
Amazon.com, Inc., Expires 08/19/2016, Strike Price $890.00	1	7
American Airlines Group, Inc., Expires 08/05/2016, Strike Price $37.00	84	1,302
American Airlines Group, Inc., Expires 08/05/2016, Strike Price $37.50	118	1,121
American Airlines Group, Inc., Expires 08/05/2016, Strike Price $38.00	136	884
American Airlines Group, Inc., Expires 08/05/2016, Strike Price $38.50	18	81
American Airlines Group, Inc., Expires 08/05/2016, Strike Price $39.00	16	56
American Airlines Group, Inc., Expires 08/05/2016, Strike Price $39.50	61	183
American Airlines Group, Inc., Expires 08/05/2016, Strike Price $40.00	32	80
American Airlines Group, Inc., Expires 08/05/2016, Strike Price $41.00	167	417
American Airlines Group, Inc., Expires 08/05/2016, Strike Price $42.00	51	306
American Airlines Group, Inc., Expires 08/19/2016, Strike Price $37.50	1	48
American Airlines Group, Inc., Expires 08/19/2016, Strike Price $38.00	18	648
American Airlines Group, Inc., Expires 08/26/2016, Strike Price $38.00	35	2,380
American Airlines Group, Inc., Expires 08/26/2016, Strike Price $39.00	2	88
American Express Co., Expires 08/05/2016, Strike Price $65.50	24	384
American Express Co., Expires 08/05/2016, Strike Price $66.00	3	30
American Express Co., Expires 08/05/2016, Strike Price $66.50	10	45
American Express Co., Expires 08/05/2016, Strike Price $67.00	10	25
American Express Co., Expires 08/05/2016, Strike Price $67.50	10	15
American Express Co., Expires 08/05/2016, Strike Price $68.00	20	500
American Express Co., Expires 08/05/2016, Strike Price $68.50	341	8,525
American Express Co., Expires 08/12/2016, Strike Price $66.50	15	232
American Express Co., Expires 08/19/2016, Strike Price $66.00	10	405
American Express Co., Expires 08/19/2016, Strike Price $67.00	20	380
American Express Co., Expires 08/19/2016, Strike Price $67.50	20	260
American Express Co., Expires 08/19/2016, Strike Price $68.00	10	90
American Tower Corp., Expires 08/12/2016, Strike Price $124.00	5	37
American Tower Corp., Expires 08/12/2016, Strike Price $126.00	55	412
American Tower Corp., Expires 08/19/2016, Strike Price $123.00	5	62
American Tower Corp., Expires 08/19/2016, Strike Price $124.00	1	10
American Tower Corp., Expires 08/19/2016, Strike Price $125.00	5	50
American Tower Corp., Expires 08/19/2016, Strike Price $127.00	100	750
Anadarko Petroleum Corp., Expires 08/05/2016, Strike Price $57.50	22	583
Anadarko Petroleum Corp., Expires 08/05/2016, Strike Price $59.00	10	190
Anadarko Petroleum Corp., Expires 08/19/2016, Strike Price $55.00	12	1,716
Anadarko Petroleum Corp., Expires 08/19/2016, Strike Price $57.00	11	858
Anadarko Petroleum Corp., Expires 08/19/2016, Strike Price $57.50	33	2,145
Anadarko Petroleum Corp., Expires 08/19/2016, Strike Price $60.00	106	2,650
Anadarko Petroleum Corp., Expires 08/19/2016, Strike Price $61.00	5	97
Anadarko Petroleum Corp., Expires 08/19/2016, Strike Price $62.50	66	825
Apache Corp., Expires 08/05/2016, Strike Price $58.50	10	200
Apache Corp., Expires 08/05/2016, Strike Price $59.50	20	380
Apache Corp., Expires 08/05/2016, Strike Price $63.00	11	203

Apache Corp., Expires 08/19/2016, Strike Price $59.50	10	160
Apache Corp., Expires 08/19/2016, Strike Price $60.00	10	140
Apache Corp., Expires 08/19/2016, Strike Price $61.50	20	190
Apache Corp., Expires 08/19/2016, Strike Price $62.50	11	99
Apache Corp., Expires 08/19/2016, Strike Price $65.00	90	765
Apache Corp., Expires 08/19/2016, Strike Price $67.50	10	80
Apple, Inc., Expires 08/05/2016, Strike Price $101.00	21	6,877
Apple, Inc., Expires 08/05/2016, Strike Price $102.00	12	2,802
Apple, Inc., Expires 08/05/2016, Strike Price $103.00	46	6,900
Apple, Inc., Expires 08/05/2016, Strike Price $104.00	48	4,104
Apple, Inc., Expires 08/05/2016, Strike Price $105.00	58	2,494
Apple, Inc., Expires 08/05/2016, Strike Price $106.00	13	260
Apple, Inc., Expires 08/05/2016, Strike Price $107.00	9	85
Apple, Inc., Expires 08/05/2016, Strike Price $110.00	6	15
Apple, Inc., Expires 08/12/2016, Strike Price $102.00	11	2,711
Apple, Inc., Expires 08/12/2016, Strike Price $103.00	2	347
Apple, Inc., Expires 08/12/2016, Strike Price $104.00	23	2,645
Apple, Inc., Expires 08/12/2016, Strike Price $105.00	20	1,450
Apple, Inc., Expires 08/12/2016, Strike Price $106.00	7	308
Apple, Inc., Expires 08/12/2016, Strike Price $108.00	24	360
Apple, Inc., Expires 08/12/2016, Strike Price $109.00	12	102
Apple, Inc., Expires 08/12/2016, Strike Price $110.00	6	39
Apple, Inc., Expires 08/19/2016, Strike Price $102.00	30	8,040
Apple, Inc., Expires 08/19/2016, Strike Price $103.00	12	2,418
Apple, Inc., Expires 08/19/2016, Strike Price $104.00	12	1,752
Apple, Inc., Expires 08/19/2016, Strike Price $105.00	16	1,632
Apple, Inc., Expires 08/19/2016, Strike Price $106.00	12	834
Apple, Inc., Expires 08/19/2016, Strike Price $107.00	6	270
Apple, Inc., Expires 08/19/2016, Strike Price $110.00	6	75
Apple, Inc., Expires 08/26/2016, Strike Price $108.00	6	276
Apple, Inc., Expires 08/26/2016, Strike Price $112.00	3	39
Apple, Inc., Expires 08/26/2016, Strike Price $113.00	2	16
Applied Materials, Inc., Expires 08/05/2016, Strike Price $27.50	20	40
Applied Materials, Inc., Expires 08/19/2016, Strike Price $28.00	57	1,254
Applied Materials, Inc., Expires 08/19/2016, Strike Price $29.00	21	199
Applied Materials, Inc., Expires 08/19/2016, Strike Price $30.00	140	560
Applied Materials, Inc., Expires 08/26/2016, Strike Price $27.50	20	720
Archer-Daniels-Midland Co., Expires 08/05/2016, Strike Price $46.00	54	2,268
Archer-Daniels-Midland Co., Expires 08/05/2016, Strike Price $47.00	65	1,170
Archer-Daniels-Midland Co., Expires 08/05/2016, Strike Price $47.50	65	1,040
Archer-Daniels-Midland Co., Expires 08/05/2016, Strike Price $48.00	27	526
Archer-Daniels-Midland Co., Expires 08/19/2016, Strike Price $46.00	14	854
Archer-Daniels-Midland Co., Expires 08/19/2016, Strike Price $47.50	13	299
Archer-Daniels-Midland Co., Expires 08/19/2016, Strike Price $48.00	40	660
Archer-Daniels-Midland Co., Expires 08/19/2016, Strike Price $48.50	2	23
Archer-Daniels-Midland Co., Expires 08/19/2016, Strike Price $49.00	3	22
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $75.00	60	66,000
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $75.50	505	373,700
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $76.00	455	209,300
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $76.50	455	118,300
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $77.00	530	74,200
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $77.50	200	16,000
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $78.00	175	7,000
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $78.50	50	1,250
Australian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $76.00	250	245,000
Australian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $76.50	225	168,750
Australian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $77.00	400	220,000
Australian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $77.50	250	100,000
Australian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $78.00	350	98,000
Australian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $78.50	150	30,000
Australian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $79.00	50	6,500
Baker Hughes, Inc., Expires 08/05/2016, Strike Price $49.50	26	689
Baker Hughes, Inc., Expires 08/05/2016, Strike Price $50.00	13	227
Baker Hughes, Inc., Expires 08/05/2016, Strike Price $51.50	13	71

Baker Hughes, Inc., Expires 08/05/2016, Strike Price $52.00	9	36
Baker Hughes, Inc., Expires 08/19/2016, Strike Price $48.00	48	6,888
Baker Hughes, Inc., Expires 08/19/2016, Strike Price $49.00	16	1,616
Baker Hughes, Inc., Expires 08/19/2016, Strike Price $50.00	47	3,172
Baker Hughes, Inc., Expires 08/19/2016, Strike Price $50.50	13	721
Baker Hughes, Inc., Expires 08/19/2016, Strike Price $51.00	13	572
Baker Hughes, Inc., Expires 08/19/2016, Strike Price $52.00	13	351
Baker Hughes, Inc., Expires 08/19/2016, Strike Price $52.50	26	559
Baker Hughes, Inc., Expires 08/19/2016, Strike Price $53.00	13	234
Bank of America Corp., Expires 08/12/2016, Strike Price $15.00	20	130
Bank of America Corp., Expires 08/19/2016, Strike Price $15.00	40	420
Bank of America Corp., Expires 08/19/2016, Strike Price $15.50	20	80
Bank of New York Mellon Corp., Expires 08/05/2016, Strike Price $40.00	11	242
Bank of New York Mellon Corp., Expires 08/05/2016, Strike Price $42.00	15	45
Bank of New York Mellon Corp., Expires 08/19/2016, Strike Price $41.00	30	495
Bank of New York Mellon Corp., Expires 08/19/2016, Strike Price $42.00	165	990
Bank of New York Mellon Corp., Expires 08/19/2016, Strike Price $43.00	15	30
Baxter International, Inc., Expires 08/19/2016, Strike Price $47.50	39	4,017
Baxter International, Inc., Expires 08/19/2016, Strike Price $49.00	13	396
Baxter International, Inc., Expires 08/19/2016, Strike Price $50.00	13	156
Baxter International, Inc., Expires 08/19/2016, Strike Price $50.50	13	182
Bed Bath & Beyond, Inc., Expires 08/05/2016, Strike Price $46.00	39	663
Bed Bath & Beyond, Inc., Expires 08/05/2016, Strike Price $46.50	39	312
Bed Bath & Beyond, Inc., Expires 08/05/2016, Strike Price $47.00	26	325
Bed Bath & Beyond, Inc., Expires 08/05/2016, Strike Price $47.50	13	169
Bed Bath & Beyond, Inc., Expires 08/05/2016, Strike Price $48.00	13	162
Bed Bath & Beyond, Inc., Expires 08/19/2016, Strike Price $46.00	13	715
Bed Bath & Beyond, Inc., Expires 08/19/2016, Strike Price $46.50	39	1,579
Bed Bath & Beyond, Inc., Expires 08/19/2016, Strike Price $47.00	13	377
Bed Bath & Beyond, Inc., Expires 08/19/2016, Strike Price $47.50	130	2,730
Bed Bath & Beyond, Inc., Expires 08/19/2016, Strike Price $48.00	13	188
Bed Bath & Beyond, Inc., Expires 08/19/2016, Strike Price $49.00	13	97
Best Buy, Inc., Expires 08/05/2016, Strike Price $34.00	19	427
Best Buy, Inc., Expires 08/19/2016, Strike Price $34.50	19	693
Best Buy, Inc., Expires 08/19/2016, Strike Price $35.00	133	2,992
Boeing Co., Expires 08/05/2016, Strike Price $135.00	5	280
Boeing Co., Expires 08/05/2016, Strike Price $136.00	15	510
Boeing Co., Expires 08/05/2016, Strike Price $137.00	10	175
Boeing Co., Expires 08/05/2016, Strike Price $138.00	41	389
Boeing Co., Expires 08/05/2016, Strike Price $139.00	15	45
Boeing Co., Expires 08/05/2016, Strike Price $140.00	20	60
Boeing Co., Expires 08/05/2016, Strike Price $141.00	20	150
Boeing Co., Expires 08/05/2016, Strike Price $142.00	5	32
Boeing Co., Expires 08/05/2016, Strike Price $143.00	20	80
Boeing Co., Expires 08/05/2016, Strike Price $144.00	43	150
Boeing Co., Expires 08/05/2016, Strike Price $145.00	60	180
Boeing Co., Expires 08/05/2016, Strike Price $146.00	15	37
Boeing Co., Expires 08/12/2016, Strike Price $136.00	5	260
Boeing Co., Expires 08/12/2016, Strike Price $137.00	5	165
Boeing Co., Expires 08/19/2016, Strike Price $137.00	25	1,300
Boeing Co., Expires 08/19/2016, Strike Price $138.00	9	342
Boeing Co., Expires 08/19/2016, Strike Price $140.00	7	112
Boeing Co., Expires 08/19/2016, Strike Price $142.00	5	30
Boeing Co., Expires 08/19/2016, Strike Price $145.00	7	24
Boeing Co., Expires 08/19/2016, Strike Price $146.00	5	12
Boeing Co., Expires 08/19/2016, Strike Price $148.00	5	12
Boeing Co., Expires 08/26/2016, Strike Price $137.00	5	375
Boeing Co., Expires 08/26/2016, Strike Price $139.00	6	192
Boeing Co., Expires 08/26/2016, Strike Price $140.00	5	110
BorgWarner, Inc., Expires 08/19/2016, Strike Price $35.00	125	4,375
BorgWarner, Inc., Expires 08/19/2016, Strike Price $37.50	54	405
Boston Scientific Corp., Expires 08/19/2016, Strike Price $25.00	140	2,590
Boston Scientific Corp., Expires 08/19/2016, Strike Price $26.00	80	520
Brazilian Real, Expires 08/01/2016, Strike Price $3.35	75,000,000	1,725

Brazilian Real, Expires 08/03/2016, Strike Price $3.24	50,000,000	354,800
Brazilian Real, Expires 08/05/2016, Strike Price $3.26	50,000,000	302,500
Brazilian Real, Expires 08/09/2016, Strike Price $3.47	100,000,000	56,300
Brazilian Real, Expires 08/11/2016, Strike Price $3.44	75,000,000	68,250
Brazilian Real, Expires 08/16/2016, Strike Price $3.29	25,000,000	228,050
Brazilian Real, Expires 08/17/2016, Strike Price $3.30	50,000,000	429,600
Brazilian Real, Expires 08/30/2016, Strike Price $3.39	100,000,000	661,200
Brazilian Real, Expires 08/31/2016, Strike Price $3.32	50,000,000	618,550
Bristol-Myers Squibb Co., Expires 08/05/2016, Strike Price $79.00	8	24
Bristol-Myers Squibb Co., Expires 08/05/2016, Strike Price $82.00	40	380
Bristol-Myers Squibb Co., Expires 08/19/2016, Strike Price $78.00	8	292
Bristol-Myers Squibb Co., Expires 08/19/2016, Strike Price $78.50	8	228
Bristol-Myers Squibb Co., Expires 08/19/2016, Strike Price $79.00	61	1,342
Bristol-Myers Squibb Co., Expires 08/19/2016, Strike Price $79.50	38	646
Bristol-Myers Squibb Co., Expires 08/19/2016, Strike Price $80.00	16	208
Bristol-Myers Squibb Co., Expires 08/19/2016, Strike Price $82.00	8	48
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $131.50	135	143,437
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $132.00	40	35,000
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $132.50	100	70,000
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $133.00	215	119,594
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $133.50	320	138,000
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $134.00	255	84,469
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $134.50	470	117,500
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $135.00	432	78,300
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $135.50	385	50,531
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $136.00	70	7,000
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $136.50	80	5,500
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $137.00	50	2,500
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $137.50	40	1,500
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $138.00	30	750
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $138.50	30	562
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $139.00	10	125
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $134.00	200	157,500
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $134.50	210	141,750
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $135.00	170	97,750
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $135.50	120	58,500
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $136.00	185	75,156
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $136.50	100	34,375
Broadcom Ltd., Expires 08/05/2016, Strike Price $165.00	4	390
Broadcom Ltd., Expires 08/05/2016, Strike Price $167.50	4	180
Broadcom Ltd., Expires 08/12/2016, Strike Price $165.00	4	760
Broadcom Ltd., Expires 08/19/2016, Strike Price $165.00	4	1,100
Broadcom Ltd., Expires 08/19/2016, Strike Price $170.00	8	940
Broadcom Ltd., Expires 08/19/2016, Strike Price $172.50	20	1,500
Broadcom Ltd., Expires 08/19/2016, Strike Price $175.00	19	902
Broadcom Ltd., Expires 08/19/2016, Strike Price $177.50	8	220
Broadcom Ltd., Expires 08/19/2016, Strike Price $180.00	8	120
Broadcom Ltd., Expires 08/19/2016, Strike Price $182.50	49	490
Broadcom Ltd., Expires 08/19/2016, Strike Price $190.00	32	400
Cabot Oil & Gas Corp., Expires 08/19/2016, Strike Price $26.00	120	4,200
Cabot Oil & Gas Corp., Expires 08/19/2016, Strike Price $27.00	20	450
Cabot Oil & Gas Corp., Expires 08/19/2016, Strike Price $28.00	20	150
Canadian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $77.00	425	97,750
Canadian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $77.50	605	60,500
Canadian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $78.00	680	27,200
Canadian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $78.50	535	10,700
Canadian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $79.00	245	2,450
Canadian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $79.50	100	500
Canadian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $80.00	25	125
Canadian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $76.50	58	54,520
Canadian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $77.00	385	265,650
Canadian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $77.50	470	230,300
Canadian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $78.00	680	231,200
Canadian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $78.50	572	131,560

Canadian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $79.00	435	65,250
Canadian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $79.50	310	31,000
Capital One Financial Corp., Expires 08/19/2016, Strike Price $73.00	9	40
Capital One Financial Corp., Expires 08/19/2016, Strike Price $74.00	9	31
Capital One Financial Corp., Expires 08/26/2016, Strike Price $70.00	9	423
Capital One Financial Corp., Expires 08/26/2016, Strike Price $70.50	9	333
CarMax, Inc., Expires 08/19/2016, Strike Price $57.50	11	2,118
CarMax, Inc., Expires 08/19/2016, Strike Price $60.00	73	6,205
Carnival Corp., Expires 08/19/2016, Strike Price $49.00	143	2,860
Caterpillar, Inc., Expires 08/05/2016, Strike Price $82.00	32	4,288
Caterpillar, Inc., Expires 08/05/2016, Strike Price $83.50	8	444
Caterpillar, Inc., Expires 08/05/2016, Strike Price $84.00	34	1,326
Caterpillar, Inc., Expires 08/05/2016, Strike Price $84.50	1	27
Caterpillar, Inc., Expires 08/05/2016, Strike Price $85.00	16	288
Caterpillar, Inc., Expires 08/05/2016, Strike Price $85.50	7	91
Caterpillar, Inc., Expires 08/05/2016, Strike Price $88.00	8	20
Caterpillar, Inc., Expires 08/05/2016, Strike Price $89.00	16	112
Caterpillar, Inc., Expires 08/05/2016, Strike Price $90.00	8	40
Caterpillar, Inc., Expires 08/12/2016, Strike Price $81.50	8	1,664
Caterpillar, Inc., Expires 08/12/2016, Strike Price $83.00	8	952
Caterpillar, Inc., Expires 08/12/2016, Strike Price $83.50	8	760
Caterpillar, Inc., Expires 08/12/2016, Strike Price $84.50	7	406
Caterpillar, Inc., Expires 08/12/2016, Strike Price $85.00	15	652
Caterpillar, Inc., Expires 08/12/2016, Strike Price $85.50	7	252
Caterpillar, Inc., Expires 08/12/2016, Strike Price $86.00	8	204
Caterpillar, Inc., Expires 08/12/2016, Strike Price $87.00	8	144
Caterpillar, Inc., Expires 08/19/2016, Strike Price $81.50	8	1,916
Caterpillar, Inc., Expires 08/19/2016, Strike Price $82.00	16	3,320
Caterpillar, Inc., Expires 08/19/2016, Strike Price $82.50	8	1,424
Caterpillar, Inc., Expires 08/19/2016, Strike Price $83.00	8	1,204
Caterpillar, Inc., Expires 08/19/2016, Strike Price $83.50	8	1,008
Caterpillar, Inc., Expires 08/19/2016, Strike Price $84.00	24	2,520
Caterpillar, Inc., Expires 08/19/2016, Strike Price $84.50	9	769
Caterpillar, Inc., Expires 08/19/2016, Strike Price $85.00	48	3,336
Caterpillar, Inc., Expires 08/19/2016, Strike Price $86.00	21	966
Caterpillar, Inc., Expires 08/19/2016, Strike Price $87.00	7	196
Caterpillar, Inc., Expires 08/19/2016, Strike Price $87.50	7	154
Caterpillar, Inc., Expires 08/26/2016, Strike Price $86.00	7	455
CBOE Nasdaq 100 Index, Expires 09/16/2016, Strike Price $4425.00	450	14,715,000
CBOE S&P 500 Index, Expires 09/16/2016, Strike Price $2055.00	166	2,079,980
CBOE S&P 500 Index, Expires 09/16/2016, Strike Price $2065.00	120	1,395,600
CBOE S&P 500 Index, Expires 09/16/2016, Strike Price $2075.00	1,000	10,740,000
CBOE S&P 500 Index, Expires 09/16/2016, Strike Price $2100.00	152	1,307,200
CBOE Volatility Index, Expires 08/03/2016, Strike Price $20.00	330	825
CBOE Volatility Index, Expires 08/03/2016, Strike Price $23.00	118	295
CBOE Volatility Index, Expires 08/17/2016, Strike Price $17.00	1,400	70,000
CBOE Volatility Index, Expires 08/17/2016, Strike Price $19.00	800	30,000
CBOE Volatility Index, Expires 08/17/2016, Strike Price $20.00	7,200	234,000
CBOE Volatility Index, Expires 08/17/2016, Strike Price $22.00	1,937	48,425
CBOE Volatility Index, Expires 08/17/2016, Strike Price $23.00	6,700	150,750
CBOE Volatility Index, Expires 08/17/2016, Strike Price $24.00	11,900	238,000
CBOE Volatility Index, Expires 08/17/2016, Strike Price $25.00	2,500	43,750
CBS Corp., Expires 08/19/2016, Strike Price $56.50	11	93
CBS Corp., Expires 08/19/2016, Strike Price $60.00	1	6
CenturyLink, Inc., Expires 08/19/2016, Strike Price $34.00	38	380
Cerner Corp., Expires 08/19/2016, Strike Price $62.50	30	6,150
Cerner Corp., Expires 08/19/2016, Strike Price $65.00	40	4,100
CF Industries Holdings, Inc., Expires 08/05/2016, Strike Price $30.00	200	1,200
CF Industries Holdings, Inc., Expires 08/05/2016, Strike Price $31.50	20	40
CF Industries Holdings, Inc., Expires 08/19/2016, Strike Price $28.50	20	340
CF Industries Holdings, Inc., Expires 08/19/2016, Strike Price $29.50	22	242
CF Industries Holdings, Inc., Expires 08/19/2016, Strike Price $30.00	40	400
CF Industries Holdings, Inc., Expires 08/19/2016, Strike Price $31.00	4	24
CF Industries Holdings, Inc., Expires 08/19/2016, Strike Price $32.00	5	20

Chevron Corp., Expires 08/05/2016, Strike Price $110.00	180	630
Chevron Corp., Expires 08/05/2016, Strike Price $114.00	6	75
Chevron Corp., Expires 08/19/2016, Strike Price $109.00	42	231
Chevron Corp., Expires 08/19/2016, Strike Price $110.00	12	42
Chevron Corp., Expires 08/19/2016, Strike Price $111.00	6	39
Chevron Corp., Expires 08/19/2016, Strike Price $115.00	6	15
Chipotle Mexican Grill, Inc., Expires 08/05/2016, Strike Price $435.00	2	350
Chipotle Mexican Grill, Inc., Expires 08/05/2016, Strike Price $437.50	4	520
Chipotle Mexican Grill, Inc., Expires 08/05/2016, Strike Price $440.00	2	200
Chipotle Mexican Grill, Inc., Expires 08/05/2016, Strike Price $442.50	2	160
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $420.00	2	2,540
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $430.00	4	3,040
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $440.00	6	2,580
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $442.50	2	980
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $445.00	20	6,300
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $447.50	4	1,240
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $450.00	8	1,760
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $452.50	8	1,540
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $455.00	4	650
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $457.50	6	825
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $460.00	2	240
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $462.50	2	205
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $465.00	2	174
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $470.00	2	130
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $472.50	2	140
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $475.00	4	180
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $480.00	4	130
Chipotle Mexican Grill, Inc., Expires 08/19/2016, Strike Price $485.00	2	55
Chipotle Mexican Grill, Inc., Expires 08/26/2016, Strike Price $452.50	2	760
Chipotle Mexican Grill, Inc., Expires 08/26/2016, Strike Price $455.00	6	1,920
Chipotle Mexican Grill, Inc., Expires 08/26/2016, Strike Price $495.00	18	360
Chipotle Mexican Grill, Inc., Expires 08/26/2016, Strike Price $510.00	36	180
Cisco Systems, Inc., Expires 08/05/2016, Strike Price $31.50	57	142
Cisco Systems, Inc., Expires 08/12/2016, Strike Price $32.00	19	47
Cisco Systems, Inc., Expires 08/19/2016, Strike Price $31.00	20	1,130
Cisco Systems, Inc., Expires 08/19/2016, Strike Price $32.00	38	950
Cisco Systems, Inc., Expires 08/19/2016, Strike Price $32.50	38	589
Cisco Systems, Inc., Expires 08/19/2016, Strike Price $33.00	19	190
Cisco Systems, Inc., Expires 08/26/2016, Strike Price $31.50	19	817
Cisco Systems, Inc., Expires 08/26/2016, Strike Price $32.00	38	1,102
Citigroup, Inc., Expires 08/05/2016, Strike Price $45.00	55	577
Citigroup, Inc., Expires 08/05/2016, Strike Price $45.50	28	140
Citigroup, Inc., Expires 08/05/2016, Strike Price $46.00	84	210
Citigroup, Inc., Expires 08/05/2016, Strike Price $46.50	84	126
Citigroup, Inc., Expires 08/05/2016, Strike Price $47.00	40	40
Citigroup, Inc., Expires 08/05/2016, Strike Price $48.00	13	52
Citigroup, Inc., Expires 08/12/2016, Strike Price $45.50	55	825
Citigroup, Inc., Expires 08/12/2016, Strike Price $46.00	42	399
Citigroup, Inc., Expires 08/12/2016, Strike Price $46.50	84	504
Citigroup, Inc., Expires 08/12/2016, Strike Price $47.00	42	126
Citigroup, Inc., Expires 08/12/2016, Strike Price $47.50	42	168
Citigroup, Inc., Expires 08/19/2016, Strike Price $45.50	6	150
Citigroup, Inc., Expires 08/19/2016, Strike Price $46.00	60	960
Citigroup, Inc., Expires 08/19/2016, Strike Price $46.50	34	357
Citigroup, Inc., Expires 08/19/2016, Strike Price $47.00	5	32
Citigroup, Inc., Expires 08/19/2016, Strike Price $47.50	14	70
Citigroup, Inc., Expires 08/19/2016, Strike Price $48.50	28	98
Citigroup, Inc., Expires 08/26/2016, Strike Price $45.50	26	1,066
Citigroup, Inc., Expires 08/26/2016, Strike Price $46.00	4	104
CME Group, Inc., Expires 08/05/2016, Strike Price $105.00	24	240
CME Group, Inc., Expires 08/05/2016, Strike Price $107.00	6	15
CME Group, Inc., Expires 08/12/2016, Strike Price $105.00	24	660
CME Group, Inc., Expires 08/12/2016, Strike Price $106.00	24	360
CME Group, Inc., Expires 08/12/2016, Strike Price $107.00	24	180

CME Group, Inc., Expires 08/19/2016, Strike Price $105.00	6	285
CME Group, Inc., Expires 08/19/2016, Strike Price $106.00	48	1,320
CME Group, Inc., Expires 08/19/2016, Strike Price $107.00	18	270
Coach, Inc., Expires 08/05/2016, Strike Price $44.00	14	280
Coach, Inc., Expires 08/19/2016, Strike Price $44.00	56	6,860
Coach, Inc., Expires 08/19/2016, Strike Price $46.00	7	385
Coach, Inc., Expires 08/19/2016, Strike Price $46.50	51	2,295
Coach, Inc., Expires 08/19/2016, Strike Price $47.50	30	750
Coach, Inc., Expires 08/19/2016, Strike Price $49.00	12	120
Coach, Inc., Expires 08/19/2016, Strike Price $50.00	14	105
Coach, Inc., Expires 08/26/2016, Strike Price $46.00	3	180
Coca-Cola Co., Expires 08/19/2016, Strike Price $47.50	13	20
Coca-Cola Co., Expires 08/19/2016, Strike Price $48.00	13	7
Cocoa Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $3050.00	100	2,000
Cocoa Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $3100.00	85	850
Cocoa Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $3150.00	206	2,060
Cocoa Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $3200.00	135	1,350
Cocoa Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $3250.00	50	500
Cocoa Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $3300.00	25	250
Coffee ‘C’ Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $150.00	60	51,300
Coffee ‘C’ Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $152.50	120	73,350
Coffee ‘C’ Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $155.00	160	70,200
Coffee ‘C’ Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $157.50	120	37,350
Coffee ‘C’ Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $160.00	120	26,550
Coffee ‘C’ Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $162.50	75	11,812
Coffee ‘C’ Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $165.00	60	6,750
Cognizant Technology Solutions Corp., Expires 08/19/2016, Strike Price $60.50	2	130
Colgate-Palmolive Co., Expires 08/05/2016, Strike Price $77.50	48	600
Colgate-Palmolive Co., Expires 08/05/2016, Strike Price $78.00	48	120
Colgate-Palmolive Co., Expires 08/05/2016, Strike Price $79.50	16	200
Colgate-Palmolive Co., Expires 08/05/2016, Strike Price $80.00	16	200
Colgate-Palmolive Co., Expires 08/19/2016, Strike Price $77.00	40	600
Colgate-Palmolive Co., Expires 08/19/2016, Strike Price $77.50	8	84
Colgate-Palmolive Co., Expires 08/19/2016, Strike Price $78.00	40	400
Colgate-Palmolive Co., Expires 08/19/2016, Strike Price $78.50	24	180
Colgate-Palmolive Co., Expires 08/19/2016, Strike Price $79.00	56	280
Colgate-Palmolive Co., Expires 08/19/2016, Strike Price $80.00	72	288
Colombian Peso, Expires 08/04/2016, Strike Price $2969.50	10,000,000	339,820
Colombian Peso, Expires 08/11/2016, Strike Price $2954.00	5,000,000	208,550
Colombian Peso, Expires 08/25/2016, Strike Price $3150.00	25,000,000	277,175
Colombian Peso, Expires 08/25/2016, Strike Price $3150.00	50,000,000	554,350
Comcast Corp., Expires 08/05/2016, Strike Price $68.50	27	270
Comcast Corp., Expires 08/05/2016, Strike Price $69.50	18	36
Comcast Corp., Expires 08/05/2016, Strike Price $71.00	1	12
Comcast Corp., Expires 08/19/2016, Strike Price $69.50	15	270
Comcast Corp., Expires 08/19/2016, Strike Price $72.50	9	18
ConocoPhillips, Expires 08/05/2016, Strike Price $44.00	14	35
ConocoPhillips, Expires 08/05/2016, Strike Price $44.50	182	364
ConocoPhillips, Expires 08/05/2016, Strike Price $47.00	14	350
ConocoPhillips, Expires 08/19/2016, Strike Price $42.00	15	1,020
ConocoPhillips, Expires 08/19/2016, Strike Price $42.50	30	1,545
ConocoPhillips, Expires 08/19/2016, Strike Price $43.50	30	855
ConocoPhillips, Expires 08/19/2016, Strike Price $44.00	50	1,050
ConocoPhillips, Expires 08/19/2016, Strike Price $44.50	15	232
ConocoPhillips, Expires 08/19/2016, Strike Price $45.00	29	319
ConocoPhillips, Expires 08/19/2016, Strike Price $46.00	14	84
ConocoPhillips, Expires 08/19/2016, Strike Price $46.50	6	24
ConocoPhillips, Expires 08/19/2016, Strike Price $47.50	56	140
ConocoPhillips, Expires 08/19/2016, Strike Price $51.00	14	63
Constellation Brands, Inc., Expires 08/19/2016, Strike Price $175.00	4	68
Constellation Brands, Inc., Expires 08/19/2016, Strike Price $180.00	76	380
Copper Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $228.00	250	109,375
Copper Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $230.00	250	78,125
Copper Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $231.00	250	68,750

Copper Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $233.00	250	56,250
Copper Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $235.00	250	43,750
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $345.00	315	88,594
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $350.00	650	142,187
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $355.00	575	100,625
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $360.00	600	82,500
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $365.00	150	15,000
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $370.00	75	6,094
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $375.00	75	5,156
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $390.00	200	7,500
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $430.00	250	3,125
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $455.00	100	625
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $460.00	75	469
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $465.00	150	937
Corning, Inc., Expires 08/19/2016, Strike Price $22.50	20	540
Corning, Inc., Expires 08/19/2016, Strike Price $23.00	20	230
Corning, Inc., Expires 08/19/2016, Strike Price $23.50	20	100
Costco Wholesale Corp., Expires 08/05/2016, Strike Price $170.00	4	172
Costco Wholesale Corp., Expires 08/05/2016, Strike Price $172.50	16	184
Costco Wholesale Corp., Expires 08/05/2016, Strike Price $175.00	8	80
Costco Wholesale Corp., Expires 08/19/2016, Strike Price $172.50	32	1,200
Costco Wholesale Corp., Expires 08/19/2016, Strike Price $175.00	20	290
Costco Wholesale Corp., Expires 08/19/2016, Strike Price $177.50	4	28
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $66.00	450	1,820,250
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $67.00	450	1,604,250
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $68.00	505	1,562,975
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $69.00	515	1,359,600
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $70.00	395	872,950
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $71.00	180	326,700
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $72.00	100	146,000
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $73.00	60	69,000
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $74.00	50	44,500
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $75.00	60	40,800
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $76.00	80	40,800
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $77.00	40	15,200
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $78.00	120	34,200
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $79.00	90	19,350
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $80.00	80	12,800
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $81.00	20	2,500
Cummins, Inc., Expires 08/19/2016, Strike Price $123.00	40	14,800
Cummins, Inc., Expires 08/19/2016, Strike Price $125.00	20	5,600
Cummins, Inc., Expires 08/19/2016, Strike Price $130.00	10	1,175
Cummins, Inc., Expires 08/19/2016, Strike Price $135.00	64	2,560
Cummins, Inc., Expires 08/19/2016, Strike Price $136.00	15	487
CVS Health Corp., Expires 08/05/2016, Strike Price $94.50	6	348
CVS Health Corp., Expires 08/05/2016, Strike Price $101.00	11	104
CVS Health Corp., Expires 08/05/2016, Strike Price $102.00	6	51
CVS Health Corp., Expires 08/05/2016, Strike Price $103.00	216	216
CVS Health Corp., Expires 08/19/2016, Strike Price $102.00	6	60
CVS Health Corp., Expires 08/19/2016, Strike Price $103.00	120	600
CVS Health Corp., Expires 08/19/2016, Strike Price $105.00	6	21
CVS Health Corp., Expires 08/26/2016, Strike Price $100.00	2	14
Danaher Corp., Expires 08/19/2016, Strike Price $85.00	92	1,150
Darden Restaurants, Inc., Expires 08/19/2016, Strike Price $65.00	90	2,700
Darden Restaurants, Inc., Expires 08/19/2016, Strike Price $67.50	30	525
Darden Restaurants, Inc., Expires 08/19/2016, Strike Price $72.50	33	330
Darden Restaurants, Inc., Expires 08/19/2016, Strike Price $75.00	50	625
DAX Index, Expires 09/16/2016, Strike Price EUR 9800.00	725	2,613,631
Deere & Co., Expires 08/05/2016, Strike Price $79.50	1	27
Deere & Co., Expires 08/05/2016, Strike Price $85.50	7	66
Deere & Co., Expires 08/05/2016, Strike Price $86.00	21	189
Deere & Co., Expires 08/05/2016, Strike Price $87.50	7	66
Deere & Co., Expires 08/05/2016, Strike Price $88.50	7	66
Deere & Co., Expires 08/05/2016, Strike Price $89.50	7	66

Deere & Co., Expires 08/05/2016, Strike Price $90.50	7	66
Deere & Co., Expires 08/19/2016, Strike Price $80.50	8	792
Deere & Co., Expires 08/19/2016, Strike Price $85.50	7	143
Deere & Co., Expires 08/19/2016, Strike Price $86.00	7	122
Deere & Co., Expires 08/19/2016, Strike Price $87.00	7	80
Deere & Co., Expires 08/19/2016, Strike Price $87.50	21	210
Deere & Co., Expires 08/19/2016, Strike Price $88.50	7	45
Deere & Co., Expires 08/19/2016, Strike Price $90.00	8	32
Deere & Co., Expires 08/19/2016, Strike Price $90.50	7	17
Deere & Co., Expires 08/19/2016, Strike Price $91.00	7	17
Deere & Co., Expires 08/19/2016, Strike Price $91.50	35	87
Deere & Co., Expires 08/19/2016, Strike Price $92.00	7	17
Deere & Co., Expires 08/19/2016, Strike Price $92.50	9	31
Deere & Co., Expires 08/19/2016, Strike Price $93.00	21	52
Deere & Co., Expires 08/19/2016, Strike Price $94.00	28	70
Deere & Co., Expires 08/19/2016, Strike Price $95.00	7	17
Deere & Co., Expires 08/26/2016, Strike Price $80.50	9	1,152
Deere & Co., Expires 08/26/2016, Strike Price $81.00	2	202
Delta Air Lines, Inc., Expires 08/05/2016, Strike Price $39.50	32	1,248
Delta Air Lines, Inc., Expires 08/05/2016, Strike Price $44.00	105	735
Delta Air Lines, Inc., Expires 08/12/2016, Strike Price $40.00	16	712
Delta Air Lines, Inc., Expires 08/19/2016, Strike Price $40.00	50	3,075
Delta Air Lines, Inc., Expires 08/19/2016, Strike Price $40.50	2	94
Delta Air Lines, Inc., Expires 08/19/2016, Strike Price $41.00	32	1,168
Delta Air Lines, Inc., Expires 08/19/2016, Strike Price $42.00	50	1,125
Delta Air Lines, Inc., Expires 08/19/2016, Strike Price $44.00	1	9
Delta Air Lines, Inc., Expires 08/19/2016, Strike Price $45.50	17	102
Delta Air Lines, Inc., Expires 08/19/2016, Strike Price $46.00	38	228
Delta Air Lines, Inc., Expires 08/19/2016, Strike Price $46.50	120	720
Delta Air Lines, Inc., Expires 08/19/2016, Strike Price $47.00	15	90
Delta Air Lines, Inc., Expires 08/26/2016, Strike Price $46.50	90	540
Delta Air Lines, Inc., Expires 08/26/2016, Strike Price $47.00	45	270
Devon Energy Corp., Expires 08/05/2016, Strike Price $39.50	15	1,027
Devon Energy Corp., Expires 08/05/2016, Strike Price $40.50	15	600
Devon Energy Corp., Expires 08/05/2016, Strike Price $41.00	15	450
Devon Energy Corp., Expires 08/05/2016, Strike Price $42.00	15	142
Devon Energy Corp., Expires 08/05/2016, Strike Price $44.50	15	82
Devon Energy Corp., Expires 08/19/2016, Strike Price $39.50	8	968
Devon Energy Corp., Expires 08/19/2016, Strike Price $40.00	30	3,090
Devon Energy Corp., Expires 08/19/2016, Strike Price $41.00	30	2,190
Devon Energy Corp., Expires 08/19/2016, Strike Price $41.50	30	1,830
Devon Energy Corp., Expires 08/19/2016, Strike Price $42.00	30	1,515
Devon Energy Corp., Expires 08/19/2016, Strike Price $43.00	15	510
Devon Energy Corp., Expires 08/26/2016, Strike Price $38.50	16	1,824
Devon Energy Corp., Expires 08/26/2016, Strike Price $42.00	9	306
Discover Financial Services, Expires 08/05/2016, Strike Price $58.00	12	150
Discover Financial Services, Expires 08/12/2016, Strike Price $59.00	11	110
Discover Financial Services, Expires 08/19/2016, Strike Price $58.50	22	550
Discover Financial Services, Expires 08/19/2016, Strike Price $59.50	22	275
Discover Financial Services, Expires 08/19/2016, Strike Price $60.00	200	1,500
Dollar General Corp., Expires 08/19/2016, Strike Price $96.50	12	870
Dollar General Corp., Expires 08/19/2016, Strike Price $97.50	28	1,260
Dollar General Corp., Expires 08/19/2016, Strike Price $98.00	28	1,120
Dollar General Corp., Expires 08/19/2016, Strike Price $99.00	63	1,732
Dollar General Corp., Expires 08/19/2016, Strike Price $100.00	56	840
Dollar General Corp., Expires 08/19/2016, Strike Price $101.00	28	280
Dollar Tree, Inc., Expires 08/19/2016, Strike Price $100.00	21	840
Dollar Tree, Inc., Expires 08/19/2016, Strike Price $105.00	35	175
Dow Chemical Co., Expires 08/19/2016, Strike Price $54.00	22	1,606
Dow Chemical Co., Expires 08/19/2016, Strike Price $56.00	84	1,176
Dow Chemical Co., Expires 08/19/2016, Strike Price $57.00	33	165
Dow Chemical Co., Expires 08/19/2016, Strike Price $57.50	48	504
DR Horton, Inc., Expires 08/19/2016, Strike Price $34.00	34	850
Duke Energy Corp., Expires 08/19/2016, Strike Price $90.00	67	502

E*TRADE Financial Corp., Expires 08/05/2016, Strike Price $26.00	60	480
E*TRADE Financial Corp., Expires 08/12/2016, Strike Price $26.00	40	680
E*TRADE Financial Corp., Expires 08/19/2016, Strike Price $26.00	20	520
E*TRADE Financial Corp., Expires 08/19/2016, Strike Price $26.50	40	600
Eaton Corp. PLC, Expires 08/19/2016, Strike Price $66.00	1	45
Eaton Corp. PLC, Expires 08/19/2016, Strike Price $66.50	4	130
eBay, Inc., Expires 08/05/2016, Strike Price $27.00	20	8,350
eBay, Inc., Expires 08/05/2016, Strike Price $28.00	80	25,600
eBay, Inc., Expires 08/05/2016, Strike Price $28.50	20	5,400
eBay, Inc., Expires 08/05/2016, Strike Price $31.50	18	360
eBay, Inc., Expires 08/05/2016, Strike Price $32.00	20	170
eBay, Inc., Expires 08/12/2016, Strike Price $31.50	20	740
eBay, Inc., Expires 08/26/2016, Strike Price $32.50	36	864
Edwards Lifesciences Corp., Expires 08/19/2016, Strike Price $110.00	12	6,780
Edwards Lifesciences Corp., Expires 08/19/2016, Strike Price $115.00	18	4,410
Edwards Lifesciences Corp., Expires 08/19/2016, Strike Price $120.00	20	1,600
Edwards Lifesciences Corp., Expires 08/19/2016, Strike Price $130.00	5	45
EI du Pont de Nemours & Co., Expires 08/19/2016, Strike Price $70.00	63	4,189
EI du Pont de Nemours & Co., Expires 08/19/2016, Strike Price $70.50	18	900
Electronic Arts, Inc., Expires 08/05/2016, Strike Price $81.50	8	548
Electronic Arts, Inc., Expires 08/05/2016, Strike Price $82.00	16	944
Electronic Arts, Inc., Expires 08/05/2016, Strike Price $84.00	8	296
Electronic Arts, Inc., Expires 08/05/2016, Strike Price $85.00	16	440
Electronic Arts, Inc., Expires 08/05/2016, Strike Price $86.00	16	624
Electronic Arts, Inc., Expires 08/05/2016, Strike Price $88.00	8	112
Electronic Arts, Inc., Expires 08/05/2016, Strike Price $89.00	56	980
Electronic Arts, Inc., Expires 08/05/2016, Strike Price $90.00	40	800
Electronic Arts, Inc., Expires 08/12/2016, Strike Price $79.50	15	2,092
Electronic Arts, Inc., Expires 08/12/2016, Strike Price $81.00	16	1,552
Electronic Arts, Inc., Expires 08/19/2016, Strike Price $80.00	8	1,112
Electronic Arts, Inc., Expires 08/19/2016, Strike Price $81.00	1	112
Electronic Arts, Inc., Expires 08/19/2016, Strike Price $82.50	8	620
Electronic Arts, Inc., Expires 08/19/2016, Strike Price $89.00	8	116
Eli Lilly & Co., Expires 08/05/2016, Strike Price $83.00	48	3,360
Eli Lilly & Co., Expires 08/19/2016, Strike Price $83.00	24	2,712
Eli Lilly & Co., Expires 08/19/2016, Strike Price $83.50	40	3,640
Eli Lilly & Co., Expires 08/19/2016, Strike Price $84.00	40	2,880
Eli Lilly & Co., Expires 08/19/2016, Strike Price $84.50	32	1,792
Eli Lilly & Co., Expires 08/19/2016, Strike Price $85.00	16	688
Eli Lilly & Co., Expires 08/19/2016, Strike Price $86.00	72	1,764
Emerson Electric Co., Expires 08/19/2016, Strike Price $57.50	22	1,100
Emerson Electric Co., Expires 08/19/2016, Strike Price $60.00	11	110
EOG Resources, Inc., Expires 08/05/2016, Strike Price $81.50	8	1,280
EOG Resources, Inc., Expires 08/05/2016, Strike Price $83.00	8	880
EOG Resources, Inc., Expires 08/05/2016, Strike Price $86.00	7	213
EOG Resources, Inc., Expires 08/05/2016, Strike Price $86.50	14	336
EOG Resources, Inc., Expires 08/05/2016, Strike Price $88.50	14	168
EOG Resources, Inc., Expires 08/05/2016, Strike Price $92.00	14	112
EOG Resources, Inc., Expires 08/05/2016, Strike Price $95.00	49	245
EOG Resources, Inc., Expires 08/19/2016, Strike Price $85.00	8	776
EOG Resources, Inc., Expires 08/19/2016, Strike Price $86.00	6	438
EOG Resources, Inc., Expires 08/19/2016, Strike Price $86.50	7	430
EOG Resources, Inc., Expires 08/19/2016, Strike Price $87.00	7	364
EOG Resources, Inc., Expires 08/19/2016, Strike Price $87.50	1	43
EOG Resources, Inc., Expires 08/19/2016, Strike Price $90.00	21	388
EOG Resources, Inc., Expires 08/19/2016, Strike Price $92.50	14	182
EOG Resources, Inc., Expires 08/19/2016, Strike Price $95.00	42	399
Euro Fx Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $1.115	439	439,000
Euro Fx Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $1.120	549	343,125
Euro Fx Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $1.125	582	196,425
Euro Fx Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $1.130	560	91,000
Euro Fx Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $1.135	406	30,450
Euro Fx Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $1.140	177	6,637
Euro Fx Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $1.145	50	937

Euro Fx Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $1.115	50	60,625
Euro Fx Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $1.120	20	17,000
Euro Fx Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $1.125	20	11,250
Euro Fx Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $1.130	25	8,750
Euro Fx Future, September 2016 Settlement, Expires 08/19/2016, Strike Price $1.120	20	20,250
Euro Fx Future, September 2016 Settlement, Expires 08/19/2016, Strike Price $1.125	20	14,500
Euro Fx Future, September 2016 Settlement, Expires 08/19/2016, Strike Price $1.130	20	10,000
Euro Fx Future, September 2016 Settlement, Expires 08/19/2016, Strike Price $1.135	20	6,750
Euro Stoxx 50 Index, Expires 09/16/2016, Strike Price EUR 2850.00	2,500	4,880,094
Euro-Bund Future, September 2016 Settlement, Expires 08/26/2016, Strike Price EUR 167.00	330	487,003
Euro-Bund Future, September 2016 Settlement, Expires 08/26/2016, Strike Price EUR 167.50	335	370,787
Euro-Bund Future, September 2016 Settlement, Expires 08/26/2016, Strike Price EUR 168.00	350	273,911
Euro-Bund Future, September 2016 Settlement, Expires 08/26/2016, Strike Price EUR 168.50	100	51,428
Exelon Corp., Expires 08/19/2016, Strike Price $38.00	32	960
Expedia, Inc., Expires 08/05/2016, Strike Price $119.00	15	937
Expedia, Inc., Expires 08/05/2016, Strike Price $124.00	5	25
Expedia, Inc., Expires 08/05/2016, Strike Price $130.00	15	37
Expedia, Inc., Expires 08/19/2016, Strike Price $120.00	34	3,910
Expedia, Inc., Expires 08/19/2016, Strike Price $125.00	1	25
Expedia, Inc., Expires 08/19/2016, Strike Price $129.00	5	25
Expedia, Inc., Expires 08/19/2016, Strike Price $130.00	10	50
Expedia, Inc., Expires 08/19/2016, Strike Price $131.00	5	25
Expedia, Inc., Expires 08/19/2016, Strike Price $135.00	40	100
Express Scripts Holding Co., Expires 08/05/2016, Strike Price $81.00	8	180
Express Scripts Holding Co., Expires 08/05/2016, Strike Price $84.00	32	800
Express Scripts Holding Co., Expires 08/05/2016, Strike Price $85.00	32	800
Express Scripts Holding Co., Expires 08/12/2016, Strike Price $81.00	16	264
Express Scripts Holding Co., Expires 08/12/2016, Strike Price $81.50	9	225
Express Scripts Holding Co., Expires 08/12/2016, Strike Price $82.00	11	82
Express Scripts Holding Co., Expires 08/12/2016, Strike Price $83.00	32	800
Express Scripts Holding Co., Expires 08/12/2016, Strike Price $83.50	24	600
Express Scripts Holding Co., Expires 08/12/2016, Strike Price $84.50	8	200
Express Scripts Holding Co., Expires 08/19/2016, Strike Price $79.50	8	192
Express Scripts Holding Co., Expires 08/19/2016, Strike Price $80.00	8	112
Express Scripts Holding Co., Expires 08/19/2016, Strike Price $81.00	8	64
Express Scripts Holding Co., Expires 08/19/2016, Strike Price $81.50	24	120
Express Scripts Holding Co., Expires 08/19/2016, Strike Price $82.00	16	48
Express Scripts Holding Co., Expires 08/19/2016, Strike Price $82.50	24	60
Express Scripts Holding Co., Expires 08/19/2016, Strike Price $83.00	7	129
Exxon Mobil Corp., Expires 08/05/2016, Strike Price $96.00	7	14
Exxon Mobil Corp., Expires 08/05/2016, Strike Price $96.50	1	2
Exxon Mobil Corp., Expires 08/12/2016, Strike Price $97.50	7	14
Exxon Mobil Corp., Expires 08/19/2016, Strike Price $97.50	7	18
Exxon Mobil Corp., Expires 08/19/2016, Strike Price $99.00	1	2
Exxon Mobil Corp., Expires 08/19/2016, Strike Price $100.00	7	7
Facebook, Inc., Expires 08/05/2016, Strike Price $121.00	20	6,650
Facebook, Inc., Expires 08/05/2016, Strike Price $122.00	40	10,060
Facebook, Inc., Expires 08/05/2016, Strike Price $123.00	70	12,670
Facebook, Inc., Expires 08/05/2016, Strike Price $124.00	55	6,875
Facebook, Inc., Expires 08/05/2016, Strike Price $125.00	55	4,400
Facebook, Inc., Expires 08/05/2016, Strike Price $126.00	15	742
Facebook, Inc., Expires 08/05/2016, Strike Price $127.00	55	1,595
Facebook, Inc., Expires 08/05/2016, Strike Price $128.00	30	555
Facebook, Inc., Expires 08/05/2016, Strike Price $129.00	50	575
Facebook, Inc., Expires 08/05/2016, Strike Price $130.00	10	85
Facebook, Inc., Expires 08/05/2016, Strike Price $135.00	15	52
Facebook, Inc., Expires 08/12/2016, Strike Price $134.00	10	90
Facebook, Inc., Expires 08/12/2016, Strike Price $136.00	55	330
Facebook, Inc., Expires 08/12/2016, Strike Price $137.00	10	50
Facebook, Inc., Expires 08/19/2016, Strike Price $122.00	35	11,900
Facebook, Inc., Expires 08/19/2016, Strike Price $123.00	15	4,177
Facebook, Inc., Expires 08/19/2016, Strike Price $124.00	5	1,115
Facebook, Inc., Expires 08/19/2016, Strike Price $125.00	15	2,617
Facebook, Inc., Expires 08/19/2016, Strike Price $129.00	1	57

Facebook, Inc., Expires 08/19/2016, Strike Price $130.00	20	860
Facebook, Inc., Expires 08/19/2016, Strike Price $131.00	25	750
Facebook, Inc., Expires 08/19/2016, Strike Price $132.00	20	480
Facebook, Inc., Expires 08/19/2016, Strike Price $133.00	10	190
Facebook, Inc., Expires 08/19/2016, Strike Price $134.00	10	130
Facebook, Inc., Expires 08/19/2016, Strike Price $135.00	25	250
Facebook, Inc., Expires 08/19/2016, Strike Price $140.00	5	25
Facebook, Inc., Expires 08/26/2016, Strike Price $131.00	5	245
Facebook, Inc., Expires 08/26/2016, Strike Price $133.00	5	140
Facebook, Inc., Expires 08/26/2016, Strike Price $134.00	15	540
Facebook, Inc., Expires 08/26/2016, Strike Price $135.00	5	80
Facebook, Inc., Expires 08/26/2016, Strike Price $140.00	15	150
Fastenal Co., Expires 08/19/2016, Strike Price $46.00	28	210
FedEx Corp., Expires 08/05/2016, Strike Price $165.00	12	408
FedEx Corp., Expires 08/05/2016, Strike Price $167.50	8	84
FedEx Corp., Expires 08/12/2016, Strike Price $167.50	16	488
FedEx Corp., Expires 08/12/2016, Strike Price $170.00	28	336
FedEx Corp., Expires 08/19/2016, Strike Price $165.00	32	3,776
FedEx Corp., Expires 08/19/2016, Strike Price $167.50	36	2,034
FedEx Corp., Expires 08/19/2016, Strike Price $170.00	10	255
FedEx Corp., Expires 08/19/2016, Strike Price $172.50	8	100
FedEx Corp., Expires 08/26/2016, Strike Price $167.50	7	581
FedEx Corp., Expires 08/26/2016, Strike Price $175.00	64	384
First Solar, Inc., Expires 08/19/2016, Strike Price $49.50	2	247
First Solar, Inc., Expires 08/19/2016, Strike Price $50.00	1	110
First Solar, Inc., Expires 08/19/2016, Strike Price $53.00	24	1,056
First Solar, Inc., Expires 08/19/2016, Strike Price $54.00	12	420
First Solar, Inc., Expires 08/19/2016, Strike Price $55.00	13	312
First Solar, Inc., Expires 08/19/2016, Strike Price $57.00	12	186
FirstEnergy Corp., Expires 08/19/2016, Strike Price $38.00	176	2,200
FirstEnergy Corp., Expires 08/19/2016, Strike Price $39.00	32	240
Fluor Corp., Expires 08/19/2016, Strike Price $55.00	13	1,202
Fluor Corp., Expires 08/19/2016, Strike Price $55.50	153	11,857
Foot Locker, Inc., Expires 08/19/2016, Strike Price $62.50	10	800
Foot Locker, Inc., Expires 08/19/2016, Strike Price $67.50	70	700
Ford Motor Co., Expires 08/19/2016, Strike Price $14.00	20	40
Frontier Communications Corp., Expires 08/19/2016, Strike Price $5.50	20	140
FTSE 100 Index, Expires 09/16/2016, Strike Price GBP 6600.00	725	1,645,547
Gap, Inc., Expires 08/05/2016, Strike Price $25.00	80	7,480
Gap, Inc., Expires 08/12/2016, Strike Price $25.50	40	3,840
Gap, Inc., Expires 08/12/2016, Strike Price $26.00	20	1,410
Gap, Inc., Expires 08/19/2016, Strike Price $25.00	60	9,330
Gap, Inc., Expires 08/19/2016, Strike Price $25.50	40	5,060
Gap, Inc., Expires 08/19/2016, Strike Price $26.00	20	2,010
Gap, Inc., Expires 08/19/2016, Strike Price $26.50	40	3,160
Gap, Inc., Expires 08/19/2016, Strike Price $27.00	20	1,220
Gap, Inc., Expires 08/19/2016, Strike Price $27.50	20	930
Gap, Inc., Expires 08/19/2016, Strike Price $28.00	40	1,400
Gap, Inc., Expires 08/19/2016, Strike Price $28.50	40	1,040
General Dynamics Corp., Expires 08/19/2016, Strike Price $150.00	5	437
General Dynamics Corp., Expires 08/19/2016, Strike Price $155.00	5	75
General Electric Co., Expires 08/05/2016, Strike Price $34.00	18	18
General Motors Co., Expires 08/05/2016, Strike Price $32.00	19	351
General Motors Co., Expires 08/19/2016, Strike Price $32.00	38	1,501
General Motors Co., Expires 08/19/2016, Strike Price $32.50	19	418
General Motors Co., Expires 08/26/2016, Strike Price $33.00	19	361
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1350.00	400	884,000
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1360.00	125	218,750
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1365.00	100	155,000
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1370.00	215	294,550
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1375.00	515	623,150
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1380.00	160	169,600
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1385.00	187	172,040
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1390.00	110	88,000

Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1395.00	90	59,801
Goldman Sachs Group, Inc., Expires 08/05/2016, Strike Price $165.00	8	88
Goldman Sachs Group, Inc., Expires 08/05/2016, Strike Price $167.50	10	55
Goldman Sachs Group, Inc., Expires 08/05/2016, Strike Price $170.00	16	56
Goldman Sachs Group, Inc., Expires 08/19/2016, Strike Price $165.00	8	568
Goldman Sachs Group, Inc., Expires 08/19/2016, Strike Price $167.50	38	1,330
Goldman Sachs Group, Inc., Expires 08/19/2016, Strike Price $170.00	24	420
Goldman Sachs Group, Inc., Expires 08/19/2016, Strike Price $172.50	57	542
Goldman Sachs Group, Inc., Expires 08/19/2016, Strike Price $175.00	16	96
Goldman Sachs Group, Inc., Expires 08/19/2016, Strike Price $182.50	4	10
Goldman Sachs Group, Inc., Expires 08/19/2016, Strike Price $185.00	4	12
Goldman Sachs Group, Inc., Expires 08/19/2016, Strike Price $187.50	4	12
Halliburton Co., Expires 08/05/2016, Strike Price $44.50	14	371
Halliburton Co., Expires 08/05/2016, Strike Price $49.00	156	234
Halliburton Co., Expires 08/05/2016, Strike Price $49.50	26	39
Halliburton Co., Expires 08/05/2016, Strike Price $50.00	13	20
Halliburton Co., Expires 08/12/2016, Strike Price $46.00	14	224
Halliburton Co., Expires 08/19/2016, Strike Price $45.00	41	2,132
Halliburton Co., Expires 08/19/2016, Strike Price $45.50	42	1,617
Halliburton Co., Expires 08/19/2016, Strike Price $46.00	32	896
Halliburton Co., Expires 08/19/2016, Strike Price $46.50	18	360
Halliburton Co., Expires 08/19/2016, Strike Price $47.00	26	364
Halliburton Co., Expires 08/19/2016, Strike Price $47.50	16	168
Halliburton Co., Expires 08/19/2016, Strike Price $48.00	27	216
Halliburton Co., Expires 08/19/2016, Strike Price $48.50	14	84
Halliburton Co., Expires 08/19/2016, Strike Price $49.00	14	56
Halliburton Co., Expires 08/19/2016, Strike Price $49.50	14	42
Halliburton Co., Expires 08/19/2016, Strike Price $50.50	13	26
Halliburton Co., Expires 08/19/2016, Strike Price $51.00	28	56
Halliburton Co., Expires 08/19/2016, Strike Price $51.50	13	26
Harley-Davidson, Inc., Expires 08/19/2016, Strike Price $50.00	12	4,830
Harley-Davidson, Inc., Expires 08/19/2016, Strike Price $57.50	132	10,626
Harley-Davidson, Inc., Expires 08/19/2016, Strike Price $60.00	70	3,605
Hess Corp., Expires 08/05/2016, Strike Price $60.00	10	90
Hess Corp., Expires 08/05/2016, Strike Price $62.50	10	85
Hess Corp., Expires 08/05/2016, Strike Price $64.00	10	65
Hess Corp., Expires 08/05/2016, Strike Price $64.50	20	130
Hess Corp., Expires 08/05/2016, Strike Price $65.00	20	120
Hess Corp., Expires 08/05/2016, Strike Price $66.00	10	50
Hess Corp., Expires 08/05/2016, Strike Price $68.00	10	40
Hess Corp., Expires 08/19/2016, Strike Price $58.50	11	330
Hess Corp., Expires 08/19/2016, Strike Price $59.00	11	270
Hess Corp., Expires 08/19/2016, Strike Price $59.50	11	138
Hess Corp., Expires 08/19/2016, Strike Price $60.00	103	1,751
Hess Corp., Expires 08/19/2016, Strike Price $60.50	22	264
Hess Corp., Expires 08/19/2016, Strike Price $61.00	11	110
Hess Corp., Expires 08/19/2016, Strike Price $61.50	11	116
Hess Corp., Expires 08/19/2016, Strike Price $62.50	30	270
Hess Corp., Expires 08/19/2016, Strike Price $65.00	46	414
Hewlett Packard Enterprise Co., Expires 08/19/2016, Strike Price $21.00	60	4,800
Hewlett Packard Enterprise Co., Expires 08/19/2016, Strike Price $21.50	20	1,000
Home Depot, Inc., Expires 08/05/2016, Strike Price $140.00	5	128
Home Depot, Inc., Expires 08/19/2016, Strike Price $140.00	45	7,515
Home Depot, Inc., Expires 08/19/2016, Strike Price $141.00	16	2,040
Home Depot, Inc., Expires 08/19/2016, Strike Price $142.00	10	950
Home Depot, Inc., Expires 08/19/2016, Strike Price $143.00	3	209
Home Depot, Inc., Expires 08/19/2016, Strike Price $144.00	15	743
Home Depot, Inc., Expires 08/19/2016, Strike Price $145.00	28	952
Home Depot, Inc., Expires 08/19/2016, Strike Price $146.00	11	264
Home Depot, Inc., Expires 08/19/2016, Strike Price $147.00	9	149
Honeywell International, Inc., Expires 08/19/2016, Strike Price $125.00	25	63
Host Hotels & Resorts, Inc., Expires 08/19/2016, Strike Price $18.00	3	113
Host Hotels & Resorts, Inc., Expires 08/19/2016, Strike Price $19.00	20	300
HP, Inc., Expires 08/05/2016, Strike Price $14.50	40	160

HP, Inc., Expires 08/12/2016, Strike Price $14.50	40	320
HP, Inc., Expires 08/19/2016, Strike Price $14.50	20	280
HP, Inc., Expires 08/19/2016, Strike Price $15.00	20	90
HP, Inc., Expires 08/26/2016, Strike Price $14.50	20	480
Humana, Inc., Expires 08/19/2016, Strike Price $182.50	4	630
Humana, Inc., Expires 08/19/2016, Strike Price $200.00	16	960
Intel Corp., Expires 08/05/2016, Strike Price $35.50	34	102
Intel Corp., Expires 08/19/2016, Strike Price $35.50	17	298
International Business Machines Corp., Expires 08/05/2016, Strike Price $162.50	8	344
International Business Machines Corp., Expires 08/05/2016, Strike Price $165.00	9	95
International Business Machines Corp., Expires 08/05/2016, Strike Price $170.00	18	36
International Business Machines Corp., Expires 08/05/2016, Strike Price $172.50	4	8
International Business Machines Corp., Expires 08/05/2016, Strike Price $175.00	8	12
International Business Machines Corp., Expires 08/05/2016, Strike Price $177.50	20	30
International Business Machines Corp., Expires 08/12/2016, Strike Price $167.50	100	500
International Business Machines Corp., Expires 08/12/2016, Strike Price $170.00	88	264
International Business Machines Corp., Expires 08/19/2016, Strike Price $165.00	24	996
International Business Machines Corp., Expires 08/19/2016, Strike Price $167.50	41	738
International Business Machines Corp., Expires 08/19/2016, Strike Price $170.00	20	160
International Business Machines Corp., Expires 08/19/2016, Strike Price $180.00	8	16
International Business Machines Corp., Expires 08/26/2016, Strike Price $170.00	4	52
International Business Machines Corp., Expires 08/26/2016, Strike Price $172.50	1	5
International Paper Co., Expires 08/19/2016, Strike Price $50.00	14	35
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $96.00	25	72,500
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $96.50	425	998,750
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $97.00	340	629,000
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $97.50	450	635,625
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $98.00	395	414,750
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $98.50	455	346,938
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $99.00	415	223,063
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $99.50	375	135,938
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $100.00	100	23,750
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $100.50	75	11,250
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $101.00	110	9,625
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $101.50	325	16,250
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $102.00	250	7,813
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $102.50	200	3,750
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $103.00	175	2,188
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $103.50	125	1,563
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $104.00	100	625
Japanese Yen Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $95.50	10	35,750
Japanese Yen Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $96.50	35	88,812
Japanese Yen Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $97.00	35	72,625
Japanese Yen Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $97.50	35	58,625
Japanese Yen Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $98.00	35	45,937
Japanese Yen Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $98.50	10	10,250
Johnson & Johnson, Expires 08/19/2016, Strike Price $130.00	5	23
JPMorgan Chase & Co., Expires 08/05/2016, Strike Price $65.00	9	135
JPMorgan Chase & Co., Expires 08/05/2016, Strike Price $65.50	20	150
JPMorgan Chase & Co., Expires 08/05/2016, Strike Price $66.00	40	100
JPMorgan Chase & Co., Expires 08/05/2016, Strike Price $66.50	20	30
JPMorgan Chase & Co., Expires 08/05/2016, Strike Price $67.00	9	9
JPMorgan Chase & Co., Expires 08/12/2016, Strike Price $65.50	4	92
JPMorgan Chase & Co., Expires 08/12/2016, Strike Price $66.00	53	663
JPMorgan Chase & Co., Expires 08/12/2016, Strike Price $66.50	60	540
JPMorgan Chase & Co., Expires 08/12/2016, Strike Price $67.00	170	1,020
JPMorgan Chase & Co., Expires 08/19/2016, Strike Price $66.00	26	585
JPMorgan Chase & Co., Expires 08/19/2016, Strike Price $66.50	9	131
JPMorgan Chase & Co., Expires 08/19/2016, Strike Price $67.50	20	120
JPMorgan Chase & Co., Expires 08/19/2016, Strike Price $68.00	10	40
JPMorgan Chase & Co., Expires 08/26/2016, Strike Price $66.00	18	684
JPMorgan Chase & Co., Expires 08/26/2016, Strike Price $66.50	10	280
JPMorgan Chase & Co., Expires 08/26/2016, Strike Price $67.00	9	171
Kellogg Co., Expires 08/19/2016, Strike Price $85.00	28	3,780

Kellogg Co., Expires 08/19/2016, Strike Price $87.50	21	1,260
Kellogg Co., Expires 08/19/2016, Strike Price $90.00	37	1,480
Kellogg Co., Expires 08/19/2016, Strike Price $92.50	21	420
Kellogg Co., Expires 08/19/2016, Strike Price $95.00	7	123
Kinder Morgan, Inc., Expires 08/05/2016, Strike Price $20.50	20	380
Kinder Morgan, Inc., Expires 08/12/2016, Strike Price $20.50	20	660
Kinder Morgan, Inc., Expires 08/12/2016, Strike Price $21.00	40	560
Kinder Morgan, Inc., Expires 08/12/2016, Strike Price $22.00	20	60
Kinder Morgan, Inc., Expires 08/19/2016, Strike Price $21.00	20	420
Kinder Morgan, Inc., Expires 08/19/2016, Strike Price $22.00	20	110
Kinder Morgan, Inc., Expires 08/19/2016, Strike Price $24.50	20	120
Kohl’s Corp., Expires 08/19/2016, Strike Price $45.00	14	700
Kohl’s Corp., Expires 08/19/2016, Strike Price $47.50	6	90
Korean Won, Expires 08/04/2016, Strike Price $1180.00	50,000,000	200
Kraft Heinz Co., Expires 08/19/2016, Strike Price $90.00	35	2,275
Kraft Heinz Co., Expires 08/19/2016, Strike Price $92.50	70	1,750
Kroger Co., Expires 08/19/2016, Strike Price $37.50	50	375
L Brands, Inc., Expires 08/19/2016, Strike Price $73.00	36	8,640
L Brands, Inc., Expires 08/19/2016, Strike Price $75.50	36	4,320
Lam Research Corp., Expires 08/19/2016, Strike Price $95.00	91	3,185
Lam Research Corp., Expires 08/19/2016, Strike Price $97.50	21	210
Lam Research Corp., Expires 08/19/2016, Strike Price $100.00	21	158
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $70.00	120	39,085
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $71.00	60	14,233
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $72.00	40	3,688
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $76.00	60	600
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $77.00	30	300
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $78.00	190	1,900
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $79.00	200	1,000
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $80.00	255	1,275
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $81.00	240	1,200
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $82.00	126	630
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $83.00	15	75
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $91.00	150	750
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $92.00	140	700
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $93.00	60	300
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $94.00	100	500
Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $66.00	120	40,800
Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $67.00	90	23,400
Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $68.00	85	17,000
Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $69.00	85	12,750
Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $70.00	35	4,200
Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $71.00	35	3,150
Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $72.00	40	2,800
Lennar Corp., Expires 08/19/2016, Strike Price $50.00	132	1,650
Lennar Corp., Expires 08/19/2016, Strike Price $52.50	25	138
Level 3 Communications, Inc., Expires 08/19/2016, Strike Price $60.00	88	440
Level 3 Communications, Inc., Expires 08/19/2016, Strike Price $62.50	25	188
Level 3 Communications, Inc., Expires 08/19/2016, Strike Price $65.00	55	825
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $113.00	45	27,900
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $114.00	60	25,800
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $115.00	30	8,400
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $116.00	30	5,400
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $117.00	105	12,600
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $118.00	125	10,000
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $119.00	100	5,000
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $120.00	130	3,900
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $121.00	85	1,700
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $122.00	55	1,100
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $123.00	15	150
Live Cattle Future, October 2016 Settlement, Expires 09/02/2016, Strike Price $115.00	18	11,160
Live Cattle Future, October 2016 Settlement, Expires 09/02/2016, Strike Price $116.00	27	12,960
Live Cattle Future, October 2016 Settlement, Expires 09/02/2016, Strike Price $117.00	30	11,100
Live Cattle Future, October 2016 Settlement, Expires 09/02/2016, Strike Price $118.00	20	5,600

Live Cattle Future, October 2016 Settlement, Expires 09/02/2016, Strike Price $119.00	20	4,200
Live Cattle Future, October 2016 Settlement, Expires 09/02/2016, Strike Price $120.00	20	3,200
Lockheed Martin Corp., Expires 08/19/2016, Strike Price $300.00	2	10
Lowes Companies, Inc., Expires 08/05/2016, Strike Price $82.00	8	616
Lowes Companies, Inc., Expires 08/05/2016, Strike Price $82.50	8	400
Lowes Companies, Inc., Expires 08/05/2016, Strike Price $83.00	10	340
Lowes Companies, Inc., Expires 08/05/2016, Strike Price $85.00	7	21
Lowes Companies, Inc., Expires 08/05/2016, Strike Price $85.50	7	102
Lowes Companies, Inc., Expires 08/19/2016, Strike Price $83.00	80	10,720
Lowes Companies, Inc., Expires 08/19/2016, Strike Price $83.50	40	4,460
Lowes Companies, Inc., Expires 08/19/2016, Strike Price $84.00	16	1,464
Lowes Companies, Inc., Expires 08/19/2016, Strike Price $84.50	16	1,184
Lowes Companies, Inc., Expires 08/19/2016, Strike Price $85.00	30	1,755
Lowes Companies, Inc., Expires 08/19/2016, Strike Price $85.50	9	414
Lowes Companies, Inc., Expires 08/19/2016, Strike Price $86.00	7	252
Lowes Companies, Inc., Expires 08/19/2016, Strike Price $87.00	35	735
Lowes Companies, Inc., Expires 08/19/2016, Strike Price $88.00	8	104
Lowes Companies, Inc., Expires 08/19/2016, Strike Price $90.00	17	85
Lowes Companies, Inc., Expires 08/26/2016, Strike Price $85.50	14	728
LyondellBasell Industries NV, Expires 08/19/2016, Strike Price $85.00	18	270
LyondellBasell Industries NV, Expires 08/19/2016, Strike Price $87.50	166	2,490
Macy’s, Inc., Expires 08/05/2016, Strike Price $36.00	17	833
Macy’s, Inc., Expires 08/05/2016, Strike Price $36.50	34	986
Macy’s, Inc., Expires 08/05/2016, Strike Price $37.00	17	298
Macy’s, Inc., Expires 08/12/2016, Strike Price $36.50	32	3,136
Macy’s, Inc., Expires 08/12/2016, Strike Price $37.00	17	1,445
Macy’s, Inc., Expires 08/19/2016, Strike Price $36.00	17	2,389
Macy’s, Inc., Expires 08/19/2016, Strike Price $36.50	2	235
Macy’s, Inc., Expires 08/19/2016, Strike Price $37.00	17	1,641
Macy’s, Inc., Expires 08/19/2016, Strike Price $38.00	17	1,088
Macy’s, Inc., Expires 08/19/2016, Strike Price $38.50	17	876
Macy’s, Inc., Expires 08/19/2016, Strike Price $39.00	34	1,377
Macy’s, Inc., Expires 08/19/2016, Strike Price $42.00	17	153
Macy’s, Inc., Expires 08/26/2016, Strike Price $42.00	160	1,920
Marathon Petroleum Corp., Expires 08/19/2016, Strike Price $39.00	32	4,560
Marathon Petroleum Corp., Expires 08/19/2016, Strike Price $39.50	16	1,960
Marathon Petroleum Corp., Expires 08/19/2016, Strike Price $40.50	112	8,400
Marathon Petroleum Corp., Expires 08/19/2016, Strike Price $44.00	219	5,475
Marathon Petroleum Corp., Expires 08/19/2016, Strike Price $44.50	26	650
Marriott International, Inc., Expires 08/19/2016, Strike Price $75.00	252	4,410
Masco Corp., Expires 08/19/2016, Strike Price $36.00	18	1,800
Masco Corp., Expires 08/19/2016, Strike Price $37.00	162	8,100
MasterCard, Inc., Expires 08/05/2016, Strike Price $94.50	7	840
MasterCard, Inc., Expires 08/05/2016, Strike Price $95.00	21	1,838
MasterCard, Inc., Expires 08/05/2016, Strike Price $95.50	21	1,271
MasterCard, Inc., Expires 08/05/2016, Strike Price $96.00	21	830
MasterCard, Inc., Expires 08/05/2016, Strike Price $96.50	14	343
MasterCard, Inc., Expires 08/05/2016, Strike Price $97.00	7	98
MasterCard, Inc., Expires 08/12/2016, Strike Price $96.00	14	1,057
MasterCard, Inc., Expires 08/12/2016, Strike Price $96.50	14	763
MasterCard, Inc., Expires 08/12/2016, Strike Price $97.00	42	1,638
MasterCard, Inc., Expires 08/12/2016, Strike Price $97.50	7	203
MasterCard, Inc., Expires 08/12/2016, Strike Price $98.00	7	147
MasterCard, Inc., Expires 08/12/2016, Strike Price $99.00	14	105
MasterCard, Inc., Expires 08/19/2016, Strike Price $95.50	7	872
MasterCard, Inc., Expires 08/19/2016, Strike Price $96.00	14	1,407
MasterCard, Inc., Expires 08/19/2016, Strike Price $96.50	7	557
MasterCard, Inc., Expires 08/19/2016, Strike Price $97.00	7	431
MasterCard, Inc., Expires 08/19/2016, Strike Price $98.50	21	567
MasterCard, Inc., Expires 08/19/2016, Strike Price $100.00	2	22
MasterCard, Inc., Expires 08/19/2016, Strike Price $102.00	35	105
McDonald’s Corp., Expires 08/05/2016, Strike Price $120.00	5	105
McDonald’s Corp., Expires 08/05/2016, Strike Price $132.00	5	28
McDonald’s Corp., Expires 08/05/2016, Strike Price $133.00	15	83

McDonald’s Corp., Expires 08/05/2016, Strike Price $134.00	30	165
McDonald’s Corp., Expires 08/12/2016, Strike Price $133.00	10	50
McDonald’s Corp., Expires 08/19/2016, Strike Price $124.00	5	70
McDonald’s Corp., Expires 08/19/2016, Strike Price $132.00	2	7
McDonald’s Corp., Expires 08/19/2016, Strike Price $133.00	33	182
McDonald’s Corp., Expires 08/19/2016, Strike Price $134.00	25	125
McDonald’s Corp., Expires 08/19/2016, Strike Price $135.00	10	20
McDonald’s Corp., Expires 08/19/2016, Strike Price $136.00	40	200
McDonald’s Corp., Expires 08/19/2016, Strike Price $137.00	3	15
Medtronic PLC, Expires 08/19/2016, Strike Price $89.50	7	231
Merck & Co., Inc., Expires 08/19/2016, Strike Price $60.50	20	340
Merck & Co., Inc., Expires 08/19/2016, Strike Price $61.00	10	105
Merck & Co., Inc., Expires 08/19/2016, Strike Price $61.50	20	140
Merck & Co., Inc., Expires 08/19/2016, Strike Price $62.00	20	70
Merck & Co., Inc., Expires 08/19/2016, Strike Price $62.50	10	25
MetLife, Inc., Expires 08/05/2016, Strike Price $44.50	28	364
MetLife, Inc., Expires 08/05/2016, Strike Price $45.00	14	126
MetLife, Inc., Expires 08/19/2016, Strike Price $45.00	4	82
MetLife, Inc., Expires 08/19/2016, Strike Price $45.50	1	15
MetLife, Inc., Expires 08/19/2016, Strike Price $46.00	14	147
Mexican Peso, Expires 08/03/2016, Strike Price $18.75	100,000,000	540,700
Mexican Peso, Expires 08/04/2016, Strike Price $18.50	100,000,000	1,540,300
Mexican Peso, Expires 08/04/2016, Strike Price $18.91	100,000,000	296,200
Mexican Peso, Expires 08/05/2016, Strike Price $18.50	100,000,000	1,587,900
Mexican Peso, Expires 08/18/2016, Strike Price $19.00	100,000,000	667,800
Michael Kors Holdings Ltd., Expires 08/19/2016, Strike Price $60.00	1	35
Micron Technology, Inc., Expires 08/05/2016, Strike Price $14.50	20	160
Micron Technology, Inc., Expires 08/19/2016, Strike Price $13.50	20	1,350
Micron Technology, Inc., Expires 08/19/2016, Strike Price $14.50	60	1,500
Micron Technology, Inc., Expires 08/26/2016, Strike Price $14.50	20	640
Microsoft Corp., Expires 08/05/2016, Strike Price $56.00	11	979
Microsoft Corp., Expires 08/05/2016, Strike Price $57.50	7	91
Microsoft Corp., Expires 08/05/2016, Strike Price $58.00	21	116
Microsoft Corp., Expires 08/05/2016, Strike Price $58.50	11	22
Microsoft Corp., Expires 08/12/2016, Strike Price $58.50	22	165
Microsoft Corp., Expires 08/12/2016, Strike Price $59.00	11	39
Microsoft Corp., Expires 08/19/2016, Strike Price $57.00	11	605
Microsoft Corp., Expires 08/19/2016, Strike Price $58.00	11	231
Microsoft Corp., Expires 08/19/2016, Strike Price $58.50	21	242
Microsoft Corp., Expires 08/19/2016, Strike Price $59.00	10	70
Molson Coors Brewing Co., Expires 08/19/2016, Strike Price $105.00	84	14,910
Molson Coors Brewing Co., Expires 08/19/2016, Strike Price $110.00	6	270
Mondelez International, Inc., Expires 08/05/2016, Strike Price $44.50	13	286
Mondelez International, Inc., Expires 08/05/2016, Strike Price $47.00	13	59
Mondelez International, Inc., Expires 08/19/2016, Strike Price $47.50	13	59
Mondelez International, Inc., Expires 08/19/2016, Strike Price $48.00	26	91
Mondelez International, Inc., Expires 08/19/2016, Strike Price $49.00	26	52
Mondelez International, Inc., Expires 08/19/2016, Strike Price $49.50	13	26
Mondelez International, Inc., Expires 08/19/2016, Strike Price $50.00	13	20
Mondelez International, Inc., Expires 08/19/2016, Strike Price $50.50	13	26
Mondelez International, Inc., Expires 08/19/2016, Strike Price $51.00	26	52
Mondelez International, Inc., Expires 08/26/2016, Strike Price $45.50	13	390
Monsanto Co., Expires 08/19/2016, Strike Price $115.00	3	234
Monster Beverage Corp., Expires 08/05/2016, Strike Price $167.50	8	1,880
Morgan Stanley, Expires 08/05/2016, Strike Price $29.00	20	420
Morgan Stanley, Expires 08/12/2016, Strike Price $30.00	20	200
Morgan Stanley, Expires 08/19/2016, Strike Price $30.50	40	280
Mosaic Co., Expires 08/05/2016, Strike Price $28.00	13	468
Mosaic Co., Expires 08/05/2016, Strike Price $30.00	20	270
Mosaic Co., Expires 08/05/2016, Strike Price $33.00	100	2,100
Mosaic Co., Expires 08/05/2016, Strike Price $33.50	21	452
Mosaic Co., Expires 08/12/2016, Strike Price $28.00	20	940
Mosaic Co., Expires 08/19/2016, Strike Price $29.00	20	800
Mosaic Co., Expires 08/19/2016, Strike Price $32.50	20	240

Mosaic Co., Expires 08/19/2016, Strike Price $33.00	40	440
Mosaic Co., Expires 08/19/2016, Strike Price $33.50	20	210
Mosaic Co., Expires 08/26/2016, Strike Price $29.00	20	960
Mylan NV, Expires 08/12/2016, Strike Price $48.00	13	1,365
Mylan NV, Expires 08/12/2016, Strike Price $48.50	13	1,131
Mylan NV, Expires 08/19/2016, Strike Price $49.00	13	1,138
Mylan NV, Expires 08/19/2016, Strike Price $49.50	13	943
Mylan NV, Expires 08/19/2016, Strike Price $50.00	26	1,508
National Oilwell Varco, Inc., Expires 08/05/2016, Strike Price $34.50	18	189
National Oilwell Varco, Inc., Expires 08/05/2016, Strike Price $35.00	1	12
National Oilwell Varco, Inc., Expires 08/05/2016, Strike Price $35.50	1	12
National Oilwell Varco, Inc., Expires 08/19/2016, Strike Price $35.00	137	3,631
National Oilwell Varco, Inc., Expires 08/19/2016, Strike Price $36.00	35	578
National Oilwell Varco, Inc., Expires 08/19/2016, Strike Price $36.50	16	192
Natural Gas Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $2.75	200	388,600
Natural Gas Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $2.85	60	81,180
Natural Gas Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $2.90	500	553,500
Natural Gas Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $2.95	45	40,185
Natural Gas Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $3.00	1,250	886,250
Natural Gas Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $3.05	45	25,065
Natural Gas Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $3.10	100	43,300
Natural Gas Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $3.25	650	122,850
NetApp, Inc., Expires 08/19/2016, Strike Price $27.50	40	1,820
NetApp, Inc., Expires 08/19/2016, Strike Price $28.00	20	640
Netflix, Inc., Expires 08/05/2016, Strike Price $88.50	8	2,540
Netflix, Inc., Expires 08/05/2016, Strike Price $89.50	1	243
Netflix, Inc., Expires 08/05/2016, Strike Price $90.00	7	1,460
Netflix, Inc., Expires 08/05/2016, Strike Price $91.50	7	851
Netflix, Inc., Expires 08/05/2016, Strike Price $92.00	7	700
Netflix, Inc., Expires 08/05/2016, Strike Price $93.00	28	1,890
Netflix, Inc., Expires 08/05/2016, Strike Price $93.50	7	385
Netflix, Inc., Expires 08/05/2016, Strike Price $94.00	7	329
Netflix, Inc., Expires 08/05/2016, Strike Price $94.50	7	231
Netflix, Inc., Expires 08/05/2016, Strike Price $95.00	14	378
Netflix, Inc., Expires 08/05/2016, Strike Price $95.50	7	154
Netflix, Inc., Expires 08/05/2016, Strike Price $96.00	7	133
Netflix, Inc., Expires 08/05/2016, Strike Price $97.50	14	147
Netflix, Inc., Expires 08/05/2016, Strike Price $98.00	14	112
Netflix, Inc., Expires 08/05/2016, Strike Price $98.50	14	91
Netflix, Inc., Expires 08/12/2016, Strike Price $89.00	1	335
Netflix, Inc., Expires 08/12/2016, Strike Price $90.00	7	1,880
Netflix, Inc., Expires 08/12/2016, Strike Price $90.50	3	720
Netflix, Inc., Expires 08/12/2016, Strike Price $91.50	1	186
Netflix, Inc., Expires 08/12/2016, Strike Price $93.00	7	917
Netflix, Inc., Expires 08/12/2016, Strike Price $96.50	7	294
Netflix, Inc., Expires 08/12/2016, Strike Price $97.00	7	266
Netflix, Inc., Expires 08/12/2016, Strike Price $99.50	7	123
Netflix, Inc., Expires 08/12/2016, Strike Price $100.00	7	109
Netflix, Inc., Expires 08/12/2016, Strike Price $102.00	7	60
Netflix, Inc., Expires 08/12/2016, Strike Price $103.00	7	56
Netflix, Inc., Expires 08/19/2016, Strike Price $89.00	7	2,678
Netflix, Inc., Expires 08/19/2016, Strike Price $89.50	23	8,050
Netflix, Inc., Expires 08/19/2016, Strike Price $90.50	2	582
Netflix, Inc., Expires 08/19/2016, Strike Price $92.00	7	1,512
Netflix, Inc., Expires 08/19/2016, Strike Price $92.50	14	2,723
Netflix, Inc., Expires 08/19/2016, Strike Price $93.50	7	1,096
Netflix, Inc., Expires 08/19/2016, Strike Price $94.00	30	4,155
Netflix, Inc., Expires 08/19/2016, Strike Price $94.50	28	3,472
Netflix, Inc., Expires 08/19/2016, Strike Price $95.00	7	770
Netflix, Inc., Expires 08/19/2016, Strike Price $95.50	28	2,744
Netflix, Inc., Expires 08/19/2016, Strike Price $96.00	28	2,436
Netflix, Inc., Expires 08/19/2016, Strike Price $96.50	42	3,255
Netflix, Inc., Expires 08/19/2016, Strike Price $97.00	21	1,439
Netflix, Inc., Expires 08/19/2016, Strike Price $97.50	30	1,815

Netflix, Inc., Expires 08/19/2016, Strike Price $98.00	14	756
Netflix, Inc., Expires 08/19/2016, Strike Price $98.50	8	388
Netflix, Inc., Expires 08/19/2016, Strike Price $99.00	16	680
Netflix, Inc., Expires 08/19/2016, Strike Price $99.50	14	532
Netflix, Inc., Expires 08/19/2016, Strike Price $100.00	14	483
Netflix, Inc., Expires 08/19/2016, Strike Price $101.00	14	392
Netflix, Inc., Expires 08/19/2016, Strike Price $102.00	28	644
Netflix, Inc., Expires 08/19/2016, Strike Price $103.00	28	532
Netflix, Inc., Expires 08/19/2016, Strike Price $105.00	7	105
Netflix, Inc., Expires 08/19/2016, Strike Price $108.00	7	49
Netflix, Inc., Expires 08/26/2016, Strike Price $94.50	7	1,148
Netflix, Inc., Expires 08/26/2016, Strike Price $96.50	14	1,498
Netflix, Inc., Expires 08/26/2016, Strike Price $98.50	7	518
Netflix, Inc., Expires 08/26/2016, Strike Price $99.00	7	462
Netflix, Inc., Expires 08/26/2016, Strike Price $100.00	7	392
Netflix, Inc., Expires 08/26/2016, Strike Price $103.00	28	896
Netflix, Inc., Expires 08/26/2016, Strike Price $104.00	14	322
Netflix, Inc., Expires 08/26/2016, Strike Price $106.00	14	266
Netflix, Inc., Expires 08/26/2016, Strike Price $107.00	49	588
Netflix, Inc., Expires 08/26/2016, Strike Price $108.00	21	210
Newmont Mining Corp., Expires 08/05/2016, Strike Price $43.00	28	4,018
Newmont Mining Corp., Expires 08/05/2016, Strike Price $44.00	14	1,176
Newmont Mining Corp., Expires 08/05/2016, Strike Price $44.50	42	2,604
Newmont Mining Corp., Expires 08/05/2016, Strike Price $45.50	28	854
Newmont Mining Corp., Expires 08/05/2016, Strike Price $47.00	14	147
Newmont Mining Corp., Expires 08/05/2016, Strike Price $48.50	28	168
Newmont Mining Corp., Expires 08/05/2016, Strike Price $49.00	14	77
Newmont Mining Corp., Expires 08/19/2016, Strike Price $42.50	31	7,487
Newmont Mining Corp., Expires 08/19/2016, Strike Price $43.00	30	6,300
Newmont Mining Corp., Expires 08/19/2016, Strike Price $44.00	19	2,936
Newmont Mining Corp., Expires 08/19/2016, Strike Price $45.00	15	1,643
Newmont Mining Corp., Expires 08/19/2016, Strike Price $45.50	28	1,596
Newmont Mining Corp., Expires 08/19/2016, Strike Price $46.00	14	1,050
Newmont Mining Corp., Expires 08/19/2016, Strike Price $47.00	16	808
Newmont Mining Corp., Expires 08/19/2016, Strike Price $47.50	30	1,230
Newmont Mining Corp., Expires 08/19/2016, Strike Price $48.00	15	488
NIKE, Inc., Expires 08/05/2016, Strike Price $58.00	11	33
NIKE, Inc., Expires 08/12/2016, Strike Price $57.50	11	143
NIKE, Inc., Expires 08/12/2016, Strike Price $58.50	11	116
NIKE, Inc., Expires 08/19/2016, Strike Price $57.50	11	286
NIKE, Inc., Expires 08/19/2016, Strike Price $58.00	11	187
NIKE, Inc., Expires 08/19/2016, Strike Price $59.00	22	165
NIKE, Inc., Expires 08/19/2016, Strike Price $59.50	22	88
NIKE, Inc., Expires 08/19/2016, Strike Price $60.00	22	77
NIKE, Inc., Expires 08/26/2016, Strike Price $58.00	11	275
NIKE, Inc., Expires 08/26/2016, Strike Price $58.50	11	187
Nordstrom, Inc., Expires 08/19/2016, Strike Price $42.50	33	9,669
Nordstrom, Inc., Expires 08/19/2016, Strike Price $45.00	13	2,028
Nordstrom, Inc., Expires 08/19/2016, Strike Price $47.50	12	780
Nordstrom, Inc., Expires 08/19/2016, Strike Price $50.00	5	125
Norfolk Southern Corp., Expires 08/19/2016, Strike Price $101.00	56	6,020
Norfolk Southern Corp., Expires 08/26/2016, Strike Price $95.00	28	700
Norfolk Southern Corp., Expires 08/26/2016, Strike Price $96.50	84	840
Norwegian Krone, Expires 08/11/2016, Strike Price EUR 9.32	75,000,000	1,136,592
NRG Energy, Inc., Expires 08/19/2016, Strike Price $16.00	20	200
Nucor Corp., Expires 08/05/2016, Strike Price $55.50	11	165
Nucor Corp., Expires 08/19/2016, Strike Price $58.00	11	132
Nucor Corp., Expires 08/19/2016, Strike Price $59.00	11	61
Nucor Corp., Expires 08/19/2016, Strike Price $59.50	11	50
Nucor Corp., Expires 08/19/2016, Strike Price $62.50	22	33
Nucor Corp., Expires 08/19/2016, Strike Price $65.00	11	22
NVIDIA Corp., Expires 08/19/2016, Strike Price $55.50	44	17,380
NVIDIA Corp., Expires 08/19/2016, Strike Price $56.00	22	7,975
NVIDIA Corp., Expires 08/19/2016, Strike Price $56.50	22	7,370

NVIDIA Corp., Expires 08/19/2016, Strike Price $57.00	22	6,875
NVIDIA Corp., Expires 08/19/2016, Strike Price $57.50	11	3,130
NVIDIA Corp., Expires 08/19/2016, Strike Price $58.00	11	2,882
NVIDIA Corp., Expires 08/19/2016, Strike Price $58.50	44	10,604
NVIDIA Corp., Expires 08/19/2016, Strike Price $59.00	11	2,415
NVIDIA Corp., Expires 08/19/2016, Strike Price $59.50	22	4,411
NVIDIA Corp., Expires 08/19/2016, Strike Price $60.50	22	3,630
NVIDIA Corp., Expires 08/19/2016, Strike Price $61.00	11	1,639
NVIDIA Corp., Expires 08/19/2016, Strike Price $61.50	8	1,088
Occidental Petroleum Corp., Expires 08/05/2016, Strike Price $76.00	8	408
Occidental Petroleum Corp., Expires 08/05/2016, Strike Price $76.50	8	288
Occidental Petroleum Corp., Expires 08/05/2016, Strike Price $77.00	8	204
Occidental Petroleum Corp., Expires 08/19/2016, Strike Price $78.00	16	568
Occidental Petroleum Corp., Expires 08/19/2016, Strike Price $78.50	8	216
Occidental Petroleum Corp., Expires 08/19/2016, Strike Price $82.50	8	32
ONEOK, Inc., Expires 08/19/2016, Strike Price $46.00	39	1,950
ONEOK, Inc., Expires 08/19/2016, Strike Price $47.50	65	1,755
Oracle Corp., Expires 08/05/2016, Strike Price $42.00	15	45
Oracle Corp., Expires 08/12/2016, Strike Price $42.50	45	225
PayPal Holdings, Inc., Expires 08/19/2016, Strike Price $41.50	60	240
PayPal Holdings, Inc., Expires 08/19/2016, Strike Price $44.00	15	23
PepsiCo, Inc., Expires 08/19/2016, Strike Price $114.00	18	45
Philip Morris International, Inc., Expires 08/05/2016, Strike Price $101.00	1	35
Philip Morris International, Inc., Expires 08/05/2016, Strike Price $107.00	15	263
Philip Morris International, Inc., Expires 08/05/2016, Strike Price $108.00	6	3
Philip Morris International, Inc., Expires 08/19/2016, Strike Price $103.00	6	132
Phillips 66, Expires 08/19/2016, Strike Price $80.00	8	200
Phillips 66, Expires 08/19/2016, Strike Price $87.00	8	200
Phillips 66, Expires 08/19/2016, Strike Price $87.50	8	40
Pioneer Natural Resources Co., Expires 08/05/2016, Strike Price $162.50	4	1,060
Pioneer Natural Resources Co., Expires 08/19/2016, Strike Price $165.00	4	1,280
Pioneer Natural Resources Co., Expires 08/19/2016, Strike Price $180.00	16	320
Pioneer Natural Resources Co., Expires 08/19/2016, Strike Price $182.50	12	120
Pioneer Natural Resources Co., Expires 08/26/2016, Strike Price $177.50	36	1,620
Pioneer Natural Resources Co., Expires 08/26/2016, Strike Price $180.00	30	900
Pioneer Natural Resources Co., Expires 08/26/2016, Strike Price $187.50	4	60
PNC Financial Services Group, Inc., Expires 08/19/2016, Strike Price $85.00	21	861
PNC Financial Services Group, Inc., Expires 08/19/2016, Strike Price $87.50	31	248
Procter & Gamble Co., Expires 08/05/2016, Strike Price $87.00	7	371
Procter & Gamble Co., Expires 08/05/2016, Strike Price $87.50	18	720
Procter & Gamble Co., Expires 08/05/2016, Strike Price $90.00	7	49
Procter & Gamble Co., Expires 08/12/2016, Strike Price $89.00	7	126
Procter & Gamble Co., Expires 08/12/2016, Strike Price $90.00	14	147
Procter & Gamble Co., Expires 08/19/2016, Strike Price $88.50	21	651
Procter & Gamble Co., Expires 08/19/2016, Strike Price $89.00	21	504
Procter & Gamble Co., Expires 08/19/2016, Strike Price $89.50	35	648
Procter & Gamble Co., Expires 08/19/2016, Strike Price $90.00	14	189
Procter & Gamble Co., Expires 08/19/2016, Strike Price $90.50	14	154
Procter & Gamble Co., Expires 08/19/2016, Strike Price $91.00	14	112
Procter & Gamble Co., Expires 08/26/2016, Strike Price $88.50	5	195
Prudential Financial, Inc., Expires 08/19/2016, Strike Price $80.00	80	2,400
QUALCOMM, Inc., Expires 08/05/2016, Strike Price $58.50	11	4,483
QUALCOMM, Inc., Expires 08/05/2016, Strike Price $59.00	11	3,960
QUALCOMM, Inc., Expires 08/05/2016, Strike Price $62.50	30	1,695
QUALCOMM, Inc., Expires 08/05/2016, Strike Price $63.00	50	1,625
QUALCOMM, Inc., Expires 08/05/2016, Strike Price $63.50	39	683
QUALCOMM, Inc., Expires 08/05/2016, Strike Price $64.50	11	77
QUALCOMM, Inc., Expires 08/12/2016, Strike Price $63.00	30	1,665
QUALCOMM, Inc., Expires 08/12/2016, Strike Price $64.00	40	940
QUALCOMM, Inc., Expires 08/12/2016, Strike Price $64.50	36	612
QUALCOMM, Inc., Expires 08/19/2016, Strike Price $58.50	11	4,593
QUALCOMM, Inc., Expires 08/19/2016, Strike Price $61.00	1	200
QUALCOMM, Inc., Expires 08/19/2016, Strike Price $63.00	10	745
QUALCOMM, Inc., Expires 08/19/2016, Strike Price $64.00	10	380

QUALCOMM, Inc., Expires 08/19/2016, Strike Price $65.00	40	720
QUALCOMM, Inc., Expires 08/26/2016, Strike Price $67.00	18	126
Range Resources Corp., Expires 08/19/2016, Strike Price $43.00	28	1,960
Range Resources Corp., Expires 08/19/2016, Strike Price $44.00	30	1,425
Range Resources Corp., Expires 08/19/2016, Strike Price $45.00	14	455
Range Resources Corp., Expires 08/19/2016, Strike Price $46.00	40	900
Range Resources Corp., Expires 08/19/2016, Strike Price $47.00	15	300
Range Resources Corp., Expires 08/19/2016, Strike Price $48.00	15	113
Range Resources Corp., Expires 08/19/2016, Strike Price $49.00	14	175
Raytheon Co., Expires 08/19/2016, Strike Price $140.00	25	4,650
Raytheon Co., Expires 08/19/2016, Strike Price $145.00	30	1,095
Red Hat, Inc., Expires 08/12/2016, Strike Price $76.50	9	563
Red Hat, Inc., Expires 08/12/2016, Strike Price $77.00	9	428
Red Hat, Inc., Expires 08/19/2016, Strike Price $76.00	2	215
Red Hat, Inc., Expires 08/19/2016, Strike Price $76.50	18	1,665
Red Hat, Inc., Expires 08/19/2016, Strike Price $77.00	18	1,350
Red Hat, Inc., Expires 08/19/2016, Strike Price $77.50	9	518
Red Hat, Inc., Expires 08/19/2016, Strike Price $78.50	9	338
Red Hat, Inc., Expires 08/19/2016, Strike Price $79.50	9	158
Red Hat, Inc., Expires 08/19/2016, Strike Price $80.00	27	338
Red Hat, Inc., Expires 08/19/2016, Strike Price $80.50	9	90
Reynolds American, Inc., Expires 08/19/2016, Strike Price $55.00	284	1,420
Royal Caribbean Cruises Ltd., Expires 08/19/2016, Strike Price $75.00	49	8,085
Royal Caribbean Cruises Ltd., Expires 08/19/2016, Strike Price $77.50	18	1,602
Royal Caribbean Cruises Ltd., Expires 08/19/2016, Strike Price $80.00	36	1,548
Royal Caribbean Cruises Ltd., Expires 08/19/2016, Strike Price $85.00	9	86
Russell 2000 Index, Expires 09/16/2016, Strike Price $1150.00	1,000	7,840,000
Salesforce.com, Inc., Expires 08/05/2016, Strike Price $84.50	64	736
Salesforce.com, Inc., Expires 08/05/2016, Strike Price $85.00	98	735
Salesforce.com, Inc., Expires 08/05/2016, Strike Price $85.50	24	144
Salesforce.com, Inc., Expires 08/05/2016, Strike Price $86.00	40	140
Salesforce.com, Inc., Expires 08/19/2016, Strike Price $85.50	96	3,312
Salesforce.com, Inc., Expires 08/19/2016, Strike Price $87.00	16	296
Salesforce.com, Inc., Expires 08/19/2016, Strike Price $88.00	16	200
Salesforce.com, Inc., Expires 08/19/2016, Strike Price $88.50	19	190
Salesforce.com, Inc., Expires 08/19/2016, Strike Price $89.00	16	136
Schlumberger Ltd., Expires 08/05/2016, Strike Price $80.50	3	270
Schlumberger Ltd., Expires 08/05/2016, Strike Price $81.00	7	434
Schlumberger Ltd., Expires 08/05/2016, Strike Price $81.50	16	728
Schlumberger Ltd., Expires 08/05/2016, Strike Price $82.50	8	160
Schlumberger Ltd., Expires 08/05/2016, Strike Price $83.50	8	40
Schlumberger Ltd., Expires 08/12/2016, Strike Price $81.50	8	624
Schlumberger Ltd., Expires 08/12/2016, Strike Price $82.00	8	464
Schlumberger Ltd., Expires 08/12/2016, Strike Price $82.50	8	360
Schlumberger Ltd., Expires 08/12/2016, Strike Price $83.50	24	384
Schlumberger Ltd., Expires 08/12/2016, Strike Price $84.00	8	112
Schlumberger Ltd., Expires 08/19/2016, Strike Price $82.00	8	684
Schlumberger Ltd., Expires 08/19/2016, Strike Price $82.50	24	1,632
Schlumberger Ltd., Expires 08/19/2016, Strike Price $84.00	9	207
Schlumberger Ltd., Expires 08/19/2016, Strike Price $85.00	8	160
Schlumberger Ltd., Expires 08/19/2016, Strike Price $86.00	27	311
Schlumberger Ltd., Expires 08/19/2016, Strike Price $87.00	8	40
Schlumberger Ltd., Expires 08/19/2016, Strike Price $87.50	8	40
Schlumberger Ltd., Expires 08/26/2016, Strike Price $87.00	24	144
Seagate Technology PLC, Expires 08/05/2016, Strike Price $30.50	20	4,160
Seagate Technology PLC, Expires 08/19/2016, Strike Price $30.00	40	10,000
Seagate Technology PLC, Expires 08/19/2016, Strike Price $33.00	20	1,840
Seagate Technology PLC, Expires 08/19/2016, Strike Price $34.00	20	1,190
Silver Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $20.75	155	326,207
Silver Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $21.00	200	356,000
Silver Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $21.25	162	236,520
Silver Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $21.50	80	95,600
Silver Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $21.75	60	58,500
Silver Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $22.00	63	50,400

Skyworks Solutions, Inc., Expires 08/19/2016, Strike Price $68.50	9	720
Skyworks Solutions, Inc., Expires 08/19/2016, Strike Price $69.00	6	420
Skyworks Solutions, Inc., Expires 08/19/2016, Strike Price $75.50	9	45
Skyworks Solutions, Inc., Expires 08/26/2016, Strike Price $70.00	54	3,780
Southwest Airlines Co., Expires 08/19/2016, Strike Price $48.00	56	140
Southwest Airlines Co., Expires 08/19/2016, Strike Price $48.50	56	140
Southwest Airlines Co., Expires 08/19/2016, Strike Price $49.00	14	35
Southwest Airlines Co., Expires 08/19/2016, Strike Price $50.00	14	35
Soybean Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $1050.00	120	113,250
Soybean Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $1060.00	180	146,250
Soybean Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $1070.00	120	84,000
Soybean Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $1080.00	200	121,250
Soybean Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $1100.00	150	68,437
Soybean Future, November 2016 Settlement, Expires 10/21/2016, Strike Price $1100.00	100	105,000
Starbucks Corp., Expires 08/05/2016, Strike Price $60.50	20	130
Starbucks Corp., Expires 08/05/2016, Strike Price $61.00	10	250
Starbucks Corp., Expires 08/05/2016, Strike Price $61.50	10	250
Starbucks Corp., Expires 08/19/2016, Strike Price $60.50	20	180
Starbucks Corp., Expires 08/19/2016, Strike Price $62.00	10	20
Starbucks Corp., Expires 08/19/2016, Strike Price $62.50	10	25
Starbucks Corp., Expires 08/19/2016, Strike Price $63.00	10	20
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $19.00	10	5,824
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $19.25	20	9,184
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $19.50	160	55,552
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $19.75	120	34,613
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $20.00	400	76,160
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $20.25	330	48,048
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $20.50	400	40,320
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $20.75	340	22,848
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $21.00	380	21,280
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $21.25	280	9,408
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $21.50	40	896
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $21.75	20	448
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $22.25	60	672
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $22.50	80	896
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $22.75	60	672
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $23.00	60	672
Swedish Krona, Expires 08/11/2016, Strike Price EUR 9.45	75,000,000	1,095,506
Synchrony Financial, Expires 08/26/2016, Strike Price $30.00	20	200
Target Corp., Expires 08/05/2016, Strike Price $76.50	8	164
Target Corp., Expires 08/12/2016, Strike Price $77.00	8	240
Target Corp., Expires 08/19/2016, Strike Price $77.00	8	552
Target Corp., Expires 08/19/2016, Strike Price $77.50	8	444
Target Corp., Expires 08/19/2016, Strike Price $78.00	32	1,424
Target Corp., Expires 08/19/2016, Strike Price $78.50	48	1,680
Target Corp., Expires 08/19/2016, Strike Price $79.00	24	648
Target Corp., Expires 08/19/2016, Strike Price $79.50	16	328
Target Corp., Expires 08/19/2016, Strike Price $80.00	16	256
Target Corp., Expires 08/19/2016, Strike Price $80.50	16	192
Target Corp., Expires 08/19/2016, Strike Price $81.00	8	88
Target Corp., Expires 08/19/2016, Strike Price $81.50	8	72
Target Corp., Expires 08/19/2016, Strike Price $82.00	16	112
Target Corp., Expires 08/19/2016, Strike Price $82.50	9	50
Target Corp., Expires 08/19/2016, Strike Price $83.00	8	32
Tesoro Corp., Expires 08/05/2016, Strike Price $77.00	8	1,168
Tesoro Corp., Expires 08/05/2016, Strike Price $77.50	6	780
Tesoro Corp., Expires 08/05/2016, Strike Price $79.00	8	688
Tesoro Corp., Expires 08/05/2016, Strike Price $90.00	8	76
Tesoro Corp., Expires 08/19/2016, Strike Price $77.50	8	1,440
Tesoro Corp., Expires 08/19/2016, Strike Price $78.00	12	2,400
Tesoro Corp., Expires 08/19/2016, Strike Price $80.00	8	1,040
Tesoro Corp., Expires 08/19/2016, Strike Price $80.50	24	2,784
Tesoro Corp., Expires 08/19/2016, Strike Price $82.00	8	656
Tesoro Corp., Expires 08/19/2016, Strike Price $82.50	8	596

Tesoro Corp., Expires 08/19/2016, Strike Price $83.00	8	532
Tesoro Corp., Expires 08/19/2016, Strike Price $83.50	9	536
Tesoro Corp., Expires 08/19/2016, Strike Price $84.00	16	856
Tesoro Corp., Expires 08/19/2016, Strike Price $87.50	8	192
Tesoro Corp., Expires 08/26/2016, Strike Price $79.00	2	384
Texas Instruments, Inc., Expires 08/05/2016, Strike Price $67.50	12	2,832
Texas Instruments, Inc., Expires 08/05/2016, Strike Price $71.00	4	84
Texas Instruments, Inc., Expires 08/19/2016, Strike Price $68.00	28	6,524
Texas Instruments, Inc., Expires 08/19/2016, Strike Price $69.00	9	1,458
Texas Instruments, Inc., Expires 08/19/2016, Strike Price $72.50	8	240
Texas Instruments, Inc., Expires 08/19/2016, Strike Price $74.00	2	20
Tiffany & Co., Expires 08/12/2016, Strike Price $64.50	10	1,085
Tiffany & Co., Expires 08/19/2016, Strike Price $64.00	10	1,655
Tiffany & Co., Expires 08/19/2016, Strike Price $64.50	10	1,375
Tiffany & Co., Expires 08/19/2016, Strike Price $65.00	20	2,240
Tiffany & Co., Expires 08/19/2016, Strike Price $65.50	10	925
Time Warner, Inc., Expires 08/05/2016, Strike Price $79.00	8	608
Time Warner, Inc., Expires 08/05/2016, Strike Price $81.00	8	264
Time Warner, Inc., Expires 08/19/2016, Strike Price $80.50	16	952
Time Warner, Inc., Expires 08/19/2016, Strike Price $81.50	8	328
Time Warner, Inc., Expires 08/19/2016, Strike Price $82.00	8	256
Time Warner, Inc., Expires 08/19/2016, Strike Price $82.50	24	648
Time Warner, Inc., Expires 08/19/2016, Strike Price $83.00	8	176
Time Warner, Inc., Expires 08/19/2016, Strike Price $83.50	8	144
Time Warner, Inc., Expires 08/19/2016, Strike Price $88.00	8	48
Time Warner, Inc., Expires 08/26/2016, Strike Price $79.50	8	896
TJX Cos., Inc., Expires 08/19/2016, Strike Price $82.50	13	1,885
TripAdvisor, Inc., Expires 08/19/2016, Strike Price $79.00	102	8,415
TripAdvisor, Inc., Expires 08/19/2016, Strike Price $80.00	10	675
Twenty-First Century Fox, Inc., Expires 08/05/2016, Strike Price $27.00	20	840
Twenty-First Century Fox, Inc., Expires 08/05/2016, Strike Price $28.00	20	300
Tyson Foods, Inc., Expires 08/19/2016, Strike Price $78.00	54	4,050
Tyson Foods, Inc., Expires 08/19/2016, Strike Price $79.00	87	4,568
Tyson Foods, Inc., Expires 08/19/2016, Strike Price $80.00	9	360
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $133.00	50	21,094
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $133.25	50	15,625
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $133.50	50	10,937
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $132.50	75	73,828
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $133.00	325	228,516
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $133.25	125	72,266
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $133.50	450	210,938
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $133.75	225	84,375
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $134.00	250	74,219
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $134.25	100	23,438
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $134.50	50	7,734
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $174.00	50	64,062
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $174.50	75	76,172
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $175.00	50	39,062
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $175.50	50	29,687
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $176.00	25	10,937
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $176.50	25	7,812
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $173.00	300	829,688
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $174.00	275	601,563
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $175.00	400	668,750
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $175.50	175	254,297
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $176.00	475	593,750
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $176.50	177	190,828
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $177.00	150	138,281
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $177.50	175	136,719
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $178.00	75	49,219
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $181.00	1	219
Under Armour, Inc., Expires 08/05/2016, Strike Price $45.50	14	35
Under Armour, Inc., Expires 08/19/2016, Strike Price $44.00	42	525
Under Armour, Inc., Expires 08/19/2016, Strike Price $44.50	42	525

Under Armour, Inc., Expires 08/19/2016, Strike Price $45.50	42	630
Under Armour, Inc., Expires 08/19/2016, Strike Price $46.50	28	140
Under Armour, Inc., Expires 08/19/2016, Strike Price $47.50	14	70
Under Armour, Inc., Expires 08/19/2016, Strike Price $48.00	14	105
Under Armour, Inc., Expires 08/19/2016, Strike Price $49.00	14	175
Under Armour, Inc., Expires 08/19/2016, Strike Price $50.00	43	538
Under Armour, Inc., Expires 08/26/2016, Strike Price $41.50	15	675
Under Armour, Inc., Expires 08/26/2016, Strike Price $43.00	105	2,100
Under Armour, Inc., Expires 08/26/2016, Strike Price $43.50	165	2,475
Under Armour, Inc., Expires 08/26/2016, Strike Price $44.50	27	270
Union Pacific Corp., Expires 08/05/2016, Strike Price $102.00	7	175
Union Pacific Corp., Expires 08/19/2016, Strike Price $100.00	21	116
United Continental Holdings, Inc., Expires 08/05/2016, Strike Price $48.00	8	304
United Continental Holdings, Inc., Expires 08/05/2016, Strike Price $48.50	1	27
United Continental Holdings, Inc., Expires 08/05/2016, Strike Price $50.00	1	8
United Continental Holdings, Inc., Expires 08/05/2016, Strike Price $51.50	26	65
United Continental Holdings, Inc., Expires 08/19/2016, Strike Price $48.50	26	2,210
United Continental Holdings, Inc., Expires 08/19/2016, Strike Price $49.00	55	3,823
United Continental Holdings, Inc., Expires 08/19/2016, Strike Price $49.50	41	2,296
United Continental Holdings, Inc., Expires 08/19/2016, Strike Price $50.00	40	1,800
United Continental Holdings, Inc., Expires 08/19/2016, Strike Price $50.50	26	910
United Continental Holdings, Inc., Expires 08/19/2016, Strike Price $51.00	13	358
United Continental Holdings, Inc., Expires 08/19/2016, Strike Price $51.50	13	280
United Continental Holdings, Inc., Expires 08/19/2016, Strike Price $52.50	3	39
United Continental Holdings, Inc., Expires 08/19/2016, Strike Price $53.00	13	130
United Parcel Service, Inc., Expires 08/05/2016, Strike Price $113.00	7	56
United Parcel Service, Inc., Expires 08/19/2016, Strike Price $114.00	4	18
United Parcel Service, Inc., Expires 08/19/2016, Strike Price $115.00	18	36
United Parcel Service, Inc., Expires 08/19/2016, Strike Price $116.00	15	188
United Parcel Service, Inc., Expires 08/19/2016, Strike Price $117.00	2	25
United Rentals, Inc., Expires 08/19/2016, Strike Price $82.50	8	1,020
United Rentals, Inc., Expires 08/19/2016, Strike Price $90.00	119	1,488
United Rentals, Inc., Expires 08/26/2016, Strike Price $83.00	8	1,240
United Technologies Corp., Expires 08/05/2016, Strike Price $108.00	24	1,392
United Technologies Corp., Expires 08/19/2016, Strike Price $109.00	6	402
United Technologies Corp., Expires 08/19/2016, Strike Price $110.00	30	1,155
UnitedHealth Group, Inc., Expires 08/05/2016, Strike Price $147.00	5	35
UnitedHealth Group, Inc., Expires 08/12/2016, Strike Price $148.00	5	50
UnitedHealth Group, Inc., Expires 08/19/2016, Strike Price $148.00	5	138
UnitedHealth Group, Inc., Expires 08/19/2016, Strike Price $149.00	15	233
UnitedHealth Group, Inc., Expires 08/19/2016, Strike Price $150.00	10	105
Valero Energy Corp., Expires 08/05/2016, Strike Price $51.00	12	1,956
Valero Energy Corp., Expires 08/05/2016, Strike Price $54.50	12	132
Valero Energy Corp., Expires 08/19/2016, Strike Price $51.50	12	1,884
Valero Energy Corp., Expires 08/19/2016, Strike Price $52.00	48	6,192
Valero Energy Corp., Expires 08/19/2016, Strike Price $52.50	48	4,944
Valero Energy Corp., Expires 08/19/2016, Strike Price $53.00	48	3,960
Valero Energy Corp., Expires 08/19/2016, Strike Price $53.50	24	1,560
Valero Energy Corp., Expires 08/19/2016, Strike Price $54.00	12	612
Valero Energy Corp., Expires 08/19/2016, Strike Price $55.00	23	679
Valero Energy Corp., Expires 08/19/2016, Strike Price $56.00	48	840
Valero Energy Corp., Expires 08/19/2016, Strike Price $56.50	36	468
Valero Energy Corp., Expires 08/19/2016, Strike Price $57.00	12	120
Verizon Communications, Inc., Expires 08/19/2016, Strike Price $57.50	11	88
Verizon Communications, Inc., Expires 08/19/2016, Strike Price $58.00	22	132
Verizon Communications, Inc., Expires 08/26/2016, Strike Price $57.50	11	143
Verizon Communications, Inc., Expires 08/26/2016, Strike Price $58.50	11	66
VF Corp., Expires 08/19/2016, Strike Price $65.00	10	230
Viacom, Inc., Expires 08/05/2016, Strike Price $48.50	3	135
Viacom, Inc., Expires 08/19/2016, Strike Price $47.50	13	1,430
Viacom, Inc., Expires 08/19/2016, Strike Price $48.50	13	1,008
Viacom, Inc., Expires 08/19/2016, Strike Price $49.50	13	748
Viacom, Inc., Expires 08/19/2016, Strike Price $51.50	13	683
Viacom, Inc., Expires 08/19/2016, Strike Price $53.00	13	618

Viacom, Inc., Expires 08/19/2016, Strike Price $54.00	65	2,763
Visa, Inc., Expires 08/05/2016, Strike Price $81.50	8	20
Visa, Inc., Expires 08/05/2016, Strike Price $82.00	16	96
Walgreens Boots Alliance, Inc., Expires 08/05/2016, Strike Price $83.50	8	52
Walgreens Boots Alliance, Inc., Expires 08/05/2016, Strike Price $89.50	7	32
Walgreens Boots Alliance, Inc., Expires 08/19/2016, Strike Price $84.00	8	96
Walgreens Boots Alliance, Inc., Expires 08/19/2016, Strike Price $84.50	8	76
Walgreens Boots Alliance, Inc., Expires 08/19/2016, Strike Price $85.00	1	7
Walgreens Boots Alliance, Inc., Expires 08/19/2016, Strike Price $85.50	40	220
Walgreens Boots Alliance, Inc., Expires 08/19/2016, Strike Price $86.00	32	160
Walgreens Boots Alliance, Inc., Expires 08/19/2016, Strike Price $87.50	40	180
Wal-Mart Stores, Inc., Expires 08/05/2016, Strike Price $76.00	56	168
Wal-Mart Stores, Inc., Expires 08/19/2016, Strike Price $76.00	12	264
Wal-Mart Stores, Inc., Expires 08/19/2016, Strike Price $76.50	24	372
Wal-Mart Stores, Inc., Expires 08/19/2016, Strike Price $77.00	8	92
Wal-Mart Stores, Inc., Expires 08/19/2016, Strike Price $78.00	8	48
Wal-Mart Stores, Inc., Expires 08/26/2016, Strike Price $75.50	8	360
Walt Disney Co., Expires 08/05/2016, Strike Price $97.00	8	224
Walt Disney Co., Expires 08/05/2016, Strike Price $97.50	8	144
Walt Disney Co., Expires 08/05/2016, Strike Price $100.00	12	30
Walt Disney Co., Expires 08/05/2016, Strike Price $101.00	30	90
Walt Disney Co., Expires 08/05/2016, Strike Price $104.00	6	12
Walt Disney Co., Expires 08/12/2016, Strike Price $98.50	6	438
Walt Disney Co., Expires 08/12/2016, Strike Price $102.00	36	576
Walt Disney Co., Expires 08/12/2016, Strike Price $103.00	6	63
Walt Disney Co., Expires 08/12/2016, Strike Price $104.00	42	315
Walt Disney Co., Expires 08/12/2016, Strike Price $105.00	6	27
Walt Disney Co., Expires 08/12/2016, Strike Price $106.00	6	15
Walt Disney Co., Expires 08/12/2016, Strike Price $107.00	6	15
Walt Disney Co., Expires 08/19/2016, Strike Price $99.00	3	213
Walt Disney Co., Expires 08/19/2016, Strike Price $100.00	6	282
Walt Disney Co., Expires 08/19/2016, Strike Price $101.00	36	1,116
Walt Disney Co., Expires 08/19/2016, Strike Price $102.00	19	389
Walt Disney Co., Expires 08/19/2016, Strike Price $103.00	7	91
Walt Disney Co., Expires 08/19/2016, Strike Price $104.00	12	126
Walt Disney Co., Expires 08/19/2016, Strike Price $105.00	18	117
Walt Disney Co., Expires 08/26/2016, Strike Price $99.00	6	486
Walt Disney Co., Expires 08/26/2016, Strike Price $100.00	12	660
Walt Disney Co., Expires 08/26/2016, Strike Price $101.00	7	266
Western Digital Corp., Expires 08/05/2016, Strike Price $53.50	12	60
Western Digital Corp., Expires 08/19/2016, Strike Price $54.00	36	684
Western Digital Corp., Expires 08/19/2016, Strike Price $55.00	24	372
Western Digital Corp., Expires 08/19/2016, Strike Price $56.50	12	84
Western Digital Corp., Expires 08/19/2016, Strike Price $57.50	72	324
Western Digital Corp., Expires 08/19/2016, Strike Price $58.00	20	70
Western Digital Corp., Expires 08/19/2016, Strike Price $59.00	12	36
Western Digital Corp., Expires 08/19/2016, Strike Price $60.00	13	33
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $415.00	175	85,313
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $420.00	550	226,875
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $425.00	175	61,250
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $430.00	400	117,500
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $435.00	300	75,000
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $440.00	275	58,438
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $445.00	325	58,906
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $450.00	450	67,500
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $455.00	275	36,094
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $460.00	125	14,063
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $480.00	200	12,500
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $550.00	600	7,500
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $600.00	200	1,250
Whole Foods Market, Inc., Expires 08/05/2016, Strike Price $31.00	19	342
Whole Foods Market, Inc., Expires 08/05/2016, Strike Price $31.50	19	152
Whole Foods Market, Inc., Expires 08/05/2016, Strike Price $36.00	18	72
Whole Foods Market, Inc., Expires 08/05/2016, Strike Price $36.50	18	99

Whole Foods Market, Inc., Expires 08/12/2016, Strike Price $32.00	19	247
Whole Foods Market, Inc., Expires 08/19/2016, Strike Price $31.50	38	874
Whole Foods Market, Inc., Expires 08/19/2016, Strike Price $35.00	1	3
Whole Foods Market, Inc., Expires 08/19/2016, Strike Price $36.00	18	27
Whole Foods Market, Inc., Expires 08/19/2016, Strike Price $36.50	36	270
Whole Foods Market, Inc., Expires 08/19/2016, Strike Price $37.00	37	37
Whole Foods Market, Inc., Expires 08/19/2016, Strike Price $37.50	37	37
Whole Foods Market, Inc., Expires 08/19/2016, Strike Price $38.00	28	14
Whole Foods Market, Inc., Expires 08/19/2016, Strike Price $38.50	23	23
Whole Foods Market, Inc., Expires 08/19/2016, Strike Price $39.00	18	18
Whole Foods Market, Inc., Expires 08/19/2016, Strike Price $39.50	18	135
Williams Cos., Inc., Expires 08/19/2016, Strike Price $29.00	80	680
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $45.50	250	80,000
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $46.00	500	130,000
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $46.50	449	98,780
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $47.00	415	74,700
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $47.50	398	59,700
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $48.00	405	52,650
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $48.50	415	49,800
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $49.00	486	48,600
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $49.50	615	55,350
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $50.00	343	27,440
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $50.50	300	21,000
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $51.00	250	15,000
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $51.50	150	9,000
Wyndham Worldwide Corp., Expires 08/19/2016, Strike Price $80.00	32	320
Wyndham Worldwide Corp., Expires 08/19/2016, Strike Price $82.50	32	160
Wynn Resorts Ltd., Expires 08/19/2016, Strike Price $100.00	7	1,981
Wynn Resorts Ltd., Expires 08/19/2016, Strike Price $103.00	14	2,569
Wynn Resorts Ltd., Expires 08/19/2016, Strike Price $104.00	7	1,092
Wynn Resorts Ltd., Expires 08/19/2016, Strike Price $105.00	13	1,749
Wynn Resorts Ltd., Expires 08/19/2016, Strike Price $106.00	14	1,526
Wynn Resorts Ltd., Expires 08/19/2016, Strike Price $108.00	7	560
Wynn Resorts Ltd., Expires 08/19/2016, Strike Price $109.00	17	1,156
Wynn Resorts Ltd., Expires 08/19/2016, Strike Price $110.00	8	472
Wynn Resorts Ltd., Expires 08/19/2016, Strike Price $111.00	10	490
Wynn Resorts Ltd., Expires 08/19/2016, Strike Price $112.00	31	1,364
Yahoo!, Inc., Expires 08/05/2016, Strike Price $45.00	15	210
Yahoo!, Inc., Expires 08/19/2016, Strike Price $41.00	38	399
Yahoo!, Inc., Expires 08/19/2016, Strike Price $41.50	3	33
Yahoo!, Inc., Expires 08/19/2016, Strike Price $42.00	4	18
Yahoo!, Inc., Expires 08/19/2016, Strike Price $43.00	16	96
Yum Brands, Inc., Expires 08/05/2016, Strike Price $91.00	21	515
Yum Brands, Inc., Expires 08/05/2016, Strike Price $91.50	7	112
Yum Brands, Inc., Expires 08/12/2016, Strike Price $92.00	14	455
Yum Brands, Inc., Expires 08/12/2016, Strike Price $92.50	21	536
Yum Brands, Inc., Expires 08/19/2016, Strike Price $92.00	7	375
Yum Brands, Inc., Expires 08/19/2016, Strike Price $92.50	7	301
Yum Brands, Inc., Expires 08/19/2016, Strike Price $93.00	7	231
Yum Brands, Inc., Expires 08/19/2016, Strike Price $95.00	7	88
Yum Brands, Inc., Expires 08/19/2016, Strike Price $96.00	7	60

TOTAL CALL OPTIONS		93,440,738

(Premiums Received $81,845,203)

PUT OPTIONS
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $71.50	100	500
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $72.00	325	1,625
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $72.50	465	4,650
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $73.00	575	8,625
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $73.50	485	12,125
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $74.00	495	24,750
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $74.50	575	57,500
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $75.00	440	83,600
Australian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $75.50	100	33,000

Australian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $71.50	25	2,250
Australian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $72.00	25	3,000
Australian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $72.50	25	4,250
Australian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $73.00	225	49,500
Australian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $73.50	175	50,750
Australian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $74.00	214	83,460
Australian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $74.50	270	137,700
Brazilian Real, Expires 08/11/2016, Strike Price $3.30	50,000,000	952,400
Brazilian Real, Expires 08/16/2016, Strike Price $3.29	25,000,000	451,800
Brazilian Real, Expires 08/17/2016, Strike Price $3.30	50,000,000	1,012,600
Brazilian Real, Expires 08/31/2016, Strike Price $3.32	50,000,000	1,259,600
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $126.00	135	1,687
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $126.50	160	3,000
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $127.00	240	6,000
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $127.50	335	12,562
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $128.00	365	18,250
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $128.50	435	32,625
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $129.00	390	41,437
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $129.50	510	76,500
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $130.00	375	75,000
British Pound Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $130.50	445	119,594
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $125.00	50	5,625
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $125.50	27	3,544
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $126.00	30	4,687
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $126.50	50	9,375
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $127.00	70	15,750
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $127.50	80	21,500
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $128.00	90	29,250
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $128.50	60	22,875
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $129.00	90	40,500
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $129.50	110	57,750
British Pound Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $130.00	10	6,664
Canadian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $74.50	79	790
Canadian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $75.00	420	10,500
Canadian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $75.50	590	35,400
Canadian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $76.00	575	80,500
Canadian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $76.50	505	146,450
Canadian Dollar Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $77.00	100	54,000
Canadian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $73.50	50	5,000
Canadian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $74.00	155	23,250
Canadian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $74.50	315	66,150
Canadian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $75.00	625	187,500
Canadian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $75.50	350	143,500
Canadian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $76.00	345	193,200
Canadian Dollar Future, September 2016 Settlement, Expires 09/09/2016, Strike Price $76.50	366	278,160
CBOE Nasdaq 100 Index, Expires 08/05/2016, Strike Price $4620.00	60	20,400
CBOE Nasdaq 100 Index, Expires 08/05/2016, Strike Price $4630.00	70	28,350
CBOE Nasdaq 100 Index, Expires 08/05/2016, Strike Price $4640.00	70	33,600
CBOE Nasdaq 100 Index, Expires 08/05/2016, Strike Price $4650.00	80	45,200
CBOE Nasdaq 100 Index, Expires 08/05/2016, Strike Price $4660.00	120	80,400
CBOE Nasdaq 100 Index, Expires 08/05/2016, Strike Price $4670.00	70	56,350
CBOE Nasdaq 100 Index, Expires 08/05/2016, Strike Price $4675.00	70	64,050
CBOE Nasdaq 100 Index, Expires 08/05/2016, Strike Price $4680.00	110	106,150
CBOE Nasdaq 100 Index, Expires 08/05/2016, Strike Price $4690.00	60	71,700
CBOE Nasdaq 100 Index, Expires 08/05/2016, Strike Price $4700.00	70	124,880
CBOE Nasdaq 100 Index, Expires 08/05/2016, Strike Price $4710.00	70	144,550
CBOE S&P 500 Index, Expires 08/03/2016, Strike Price $2140.00	225	14,063
CBOE S&P 500 Index, Expires 08/03/2016, Strike Price $2145.00	257	20,560
CBOE S&P 500 Index, Expires 08/03/2016, Strike Price $2150.00	352	43,120
CBOE S&P 500 Index, Expires 08/03/2016, Strike Price $2155.00	300	48,750
CBOE S&P 500 Index, Expires 08/03/2016, Strike Price $2160.00	200	49,000
CBOE S&P 500 Index, Expires 08/03/2016, Strike Price $2165.00	100	33,500
CBOE S&P 500 Index, Expires 08/05/2016, Strike Price $2130.00	125	15,938
CBOE S&P 500 Index, Expires 08/05/2016, Strike Price $2135.00	175	28,438

CBOE S&P 500 Index, Expires 08/05/2016, Strike Price $2140.00	300	63,000
CBOE S&P 500 Index, Expires 08/05/2016, Strike Price $2145.00	425	107,313
CBOE S&P 500 Index, Expires 08/05/2016, Strike Price $2150.00	375	123,750
CBOE S&P 500 Index, Expires 08/05/2016, Strike Price $2155.00	250	102,500
CBOE S&P 500 Index, Expires 08/05/2016, Strike Price $2160.00	116	61,480
CBOE Volatility Index, Expires 08/17/2016, Strike Price $15.00	2,401	456,190
CBOE Volatility Index, Expires 08/17/2016, Strike Price $16.00	419	117,320
CBOE Volatility Index, Expires 08/17/2016, Strike Price $18.00	512	235,520
CBOE Volatility Index, Expires 08/17/2016, Strike Price $19.00	700	388,500
Cocoa Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $2850.00	85	44,200
Cocoa Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $2900.00	185	155,400
Cocoa Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $2950.00	204	255,000
Cocoa Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $3000.00	295	501,500
Cocoa Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $3050.00	150	325,500
Cocoa Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $3100.00	80	212,800
Coffee ‘C’ Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $132.50	120	9,450
Coffee ‘C’ Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $135.00	166	23,033
Coffee ‘C’ Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $137.50	165	41,456
Coffee ‘C’ Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $140.00	152	66,690
Coffee ‘C’ Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $142.50	192	140,400
Coffee ‘C’ Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $145.00	90	102,600
Colombian Peso, Expires 08/11/2016, Strike Price $2954.00	5,000,000	9,790
Copper Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $213.00	250	81,250
Copper Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $214.00	250	93,750
Copper Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $215.00	250	106,250
Copper Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $217.00	250	137,500
Copper Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $220.00	250	200,000
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $310.00	85	6,375
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $315.00	450	50,625
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $320.00	700	118,125
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $325.00	650	162,500
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $330.00	500	178,125
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $350.00	250	248,437
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $370.00	600	1,113,750
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $375.00	125	261,719
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $380.00	350	815,937
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $385.00	100	256,875
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $390.00	100	281,250
Corn Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $400.00	50	165,313
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $60.00	145	725
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $61.00	440	2,200
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $62.00	501	2,505
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $63.00	530	2,650
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $64.00	510	5,100
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $65.00	531	7,965
Cotton No.2 Future, December 2016 Settlement, Expires 08/19/2016, Strike Price $66.00	48	1,200
DAX Index, Expires 08/05/2016, Strike Price EUR 9950.00	210	17,022
DAX Index, Expires 08/05/2016, Strike Price EUR 10050.00	260	45,060
DAX Index, Expires 08/05/2016, Strike Price EUR 10100.00	250	54,670
DAX Index, Expires 08/05/2016, Strike Price EUR 10150.00	240	64,991
DAX Index, Expires 08/05/2016, Strike Price EUR 10200.00	180	61,891
Euro Fx Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $1.080	175	2,187
Euro Fx Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $1.085	387	4,837
Euro Fx Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $1.090	620	11,625
Euro Fx Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $1.095	625	19,531
Euro Fx Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $1.100	740	41,625
Euro Fx Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $1.105	515	57,937
Euro Fx Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $1.095	20	1,750
Euro Fx Future, September 2016 Settlement, Expires 08/19/2016, Strike Price $1.085	20	1,750
Euro Fx Future, September 2016 Settlement, Expires 08/19/2016, Strike Price $1.095	20	3,500
Euro Fx Future, September 2016 Settlement, Expires 08/19/2016, Strike Price $1.100	20	5,000
Euro Stoxx 50 Index, Expires 08/05/2016, Strike Price EUR 2900.00	1,175	93,270
Euro Stoxx 50 Index, Expires 08/05/2016, Strike Price EUR 2925.00	1,300	161,328
Euro Stoxx 50 Index, Expires 08/05/2016, Strike Price EUR 2950.00	800	152,943

Euro Stoxx 50 Index, Expires 08/05/2016, Strike Price EUR 2975.00	250	72,111
Euro-Bund Future, September 2016 Settlement, Expires 08/26/2016, Strike Price EUR 163.50	50	3,354
Euro-Bund Future, September 2016 Settlement, Expires 08/26/2016, Strike Price EUR 164.00	150	13,416
Euro-Bund Future, September 2016 Settlement, Expires 08/26/2016, Strike Price EUR 164.50	350	43,043
Euro-Bund Future, September 2016 Settlement, Expires 08/26/2016, Strike Price EUR 165.00	350	58,695
Euro-Bund Future, September 2016 Settlement, Expires 08/26/2016, Strike Price EUR 165.50	100	23,478
Euro-Bund Future, September 2016 Settlement, Expires 08/26/2016, Strike Price EUR 166.00	100	32,422
Euro-Bund Future, September 2016 Settlement, Expires 08/26/2016, Strike Price EUR 166.50	384	163,139
Euro-Bund Future, September 2016 Settlement, Expires 08/26/2016, Strike Price EUR 167.50	1	760
FTSE 100 Index, Expires 08/19/2016, Strike Price GBP 6375.00	160	24,352
FTSE 100 Index, Expires 08/19/2016, Strike Price GBP 6400.00	260	46,453
FTSE 100 Index, Expires 08/19/2016, Strike Price GBP 6425.00	280	59,291
FTSE 100 Index, Expires 08/19/2016, Strike Price GBP 6450.00	250	61,210
FTSE 100 Index, Expires 08/19/2016, Strike Price GBP 6475.00	250	71,136
FTSE 100 Index, Expires 08/19/2016, Strike Price GBP 6500.00	260	87,745
FTSE 100 Index, Expires 08/19/2016, Strike Price GBP 6525.00	250	99,259
FTSE 100 Index, Expires 08/19/2016, Strike Price GBP 6550.00	240	111,170
FTSE 100 Index, Expires 08/19/2016, Strike Price GBP 6575.00	50	27,462
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1280.00	35	5,950
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1285.00	50	10,500
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1290.00	75	18,750
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1295.00	100	30,000
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1300.00	475	175,750
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1305.00	215	94,600
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1310.00	270	143,100
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1315.00	271	170,730
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1320.00	264	200,640
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1325.00	75	74,434
Gold Future, October 2016 Settlement, Expires 08/25/2016, Strike Price $1350.00	400	760,000
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $91.00	50	625
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $91.50	100	1,250
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $92.00	165	3,094
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $92.50	177	3,319
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $93.00	280	7,000
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $93.50	440	13,750
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $94.00	328	12,300
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $94.50	310	15,500
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $95.00	350	26,250
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $95.50	425	42,500
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $96.00	250	37,500
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $96.50	175	41,562
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $97.00	275	99,687
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $97.50	316	173,800
Japanese Yen Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $98.00	175	142,187
Japanese Yen Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $91.00	45	562
Japanese Yen Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $91.50	45	844
Japanese Yen Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $92.00	29	544
Japanese Yen Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $92.50	20	500
Japanese Yen Future, September 2016 Settlement, Expires 08/12/2016, Strike Price $93.00	45	1,687
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $66.00	20	3,144
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $67.00	10	2,272
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $68.00	40	12,688
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $70.00	15	10,500
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $71.00	35	33,950
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $72.00	110	141,900
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $73.00	80	132,000
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $74.00	200	406,000
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $75.00	285	689,700
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $76.00	227	640,140
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $77.00	326	1,049,720
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $83.00	139	779,790
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $84.00	180	1,081,800
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $85.00	159	1,019,190
Lean Hogs Future, August 2016 Settlement, Expires 08/12/2016, Strike Price $86.00	130	885,300

Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $55.00	5	4,050
Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $56.00	90	85,500
Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $57.00	105	115,500
Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $58.00	75	94,500
Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $59.00	135	194,400
Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $60.00	160	260,800
Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $61.00	120	219,600
Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $62.00	160	328,000
Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $63.00	40	91,200
Lean Hogs Future, October 2016 Settlement, Expires 10/14/2016, Strike Price $64.00	40	101,600
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $104.00	30	1,200
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $105.00	30	1,500
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $106.00	30	2,100
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $107.00	50	4,500
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $108.00	75	9,000
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $109.00	115	18,400
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $110.00	75	17,250
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $111.00	140	43,400
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $112.00	170	73,100
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $113.00	15	8,850
Live Cattle Future, August 2016 Settlement, Expires 08/05/2016, Strike Price $114.00	5	4,000
Live Cattle Future, October 2016 Settlement, Expires 09/02/2016, Strike Price $102.00	10	2,300
Live Cattle Future, October 2016 Settlement, Expires 09/02/2016, Strike Price $103.00	10	2,800
Live Cattle Future, October 2016 Settlement, Expires 09/02/2016, Strike Price $104.00	10	3,300
Live Cattle Future, October 2016 Settlement, Expires 09/02/2016, Strike Price $105.00	20	8,000
Live Cattle Future, October 2016 Settlement, Expires 09/02/2016, Strike Price $106.00	20	9,400
Live Cattle Future, October 2016 Settlement, Expires 09/02/2016, Strike Price $107.00	70	39,200
Live Cattle Future, October 2016 Settlement, Expires 09/02/2016, Strike Price $108.00	60	40,200
Live Cattle Future, October 2016 Settlement, Expires 09/02/2016, Strike Price $109.00	80	63,200
Live Cattle Future, October 2016 Settlement, Expires 09/02/2016, Strike Price $110.00	80	74,400
Natural Gas Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $2.50	1,800	284,400
Natural Gas Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $2.80	650	566,800
Natural Gas Future, October 2016 Settlement, Expires 09/27/2016, Strike Price $2.40	500	148,500
Natural Gas Future, October 2016 Settlement, Expires 09/27/2016, Strike Price $2.50	500	224,500
Natural Gas Future, October 2016 Settlement, Expires 09/27/2016, Strike Price $2.60	1,300	856,700
Nikkei 225 Index, Expires 08/12/2016, Strike Price JPY 14000.00	150	5,880
Nikkei 225 Index, Expires 08/12/2016, Strike Price JPY 14125.00	175	10,291
Nikkei 225 Index, Expires 08/12/2016, Strike Price JPY 14250.00	175	10,291
Nikkei 225 Index, Expires 08/12/2016, Strike Price JPY 14375.00	200	13,721
Nikkei 225 Index, Expires 08/12/2016, Strike Price JPY 14500.00	200	15,681
Nikkei 225 Index, Expires 08/12/2016, Strike Price JPY 14625.00	200	19,601
Nikkei 225 Index, Expires 08/12/2016, Strike Price JPY 14750.00	200	21,561
Nikkei 225 Index, Expires 08/12/2016, Strike Price JPY 14875.00	200	29,402
Nikkei 225 Index, Expires 08/12/2016, Strike Price JPY 15500.00	50	24,011
Nikkei 225 Index, Expires 08/12/2016, Strike Price JPY 15750.00	25	17,151
Nikkei 225 Index, Expires 08/12/2016, Strike Price JPY 16000.00	25	29,402
Nikkei 225 Index, Expires 08/12/2016, Strike Price JPY 16125.00	100	151,909
Russell 2000 Index, Expires 08/05/2016, Strike Price $1185.00	100	11,750
Russell 2000 Index, Expires 08/05/2016, Strike Price $1190.00	250	38,750
Russell 2000 Index, Expires 08/05/2016, Strike Price $1195.00	425	86,062
Russell 2000 Index, Expires 08/05/2016, Strike Price $1200.00	401	109,272
Russell 2000 Index, Expires 08/05/2016, Strike Price $1205.00	350	126,000
Russell 2000 Index, Expires 08/05/2016, Strike Price $1210.00	275	129,250
Silver Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $18.50	10	3,200
Silver Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $18.75	21	9,345
Silver Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $19.00	30	18,150
Silver Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $19.25	200	171,000
Silver Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $19.50	240	282,000
Silver Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $19.75	220	346,500
Silver Future, September 2016 Settlement, Expires 08/25/2016, Strike Price $20.00	40	89,612
Silver Future, December 2016 Settlement, Expires 09/27/2016, Strike Price $19.00	250	402,500
Soybean Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $950.00	40	11,000
Soybean Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $960.00	40	14,500
Soybean Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $970.00	20	9,375

Soybean Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $980.00	125	76,563
Soybean Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $1040.00	350	732,813
Soybean Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $1080.00	125	450,781
Soybean Future, November 2016 Settlement, Expires 10/21/2016, Strike Price $900.00	600	303,750
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $17.75	120	14,784
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $18.00	340	57,120
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $18.25	510	114,240
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $18.50	480	145,152
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $18.75	440	177,408
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $19.00	240	126,336
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $19.25	160	109,312
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $19.50	180	153,216
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $19.75	160	166,656
Sugar No.11 Future, October 2016 Settlement, Expires 08/15/2016, Strike Price $20.00	100	125,440
Swedish Krona, Expires 08/30/2016, Strike Price EUR 9.58	70,000,000	599,005
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $130.50	25	—
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $131.25	50	1,562
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $132.00	25	2,695
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $130.00	25	1,172
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $130.25	50	3,125
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $130.50	75	5,859
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $130.75	50	4,688
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $131.00	141	17,625
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $131.25	100	15,625
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $131.50	100	18,750
U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $132.00	50	16,328

U.S. Treasury 10-Year Note Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $132.25	50	20,625
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $169.00	25	781
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $169.50	25	1,172
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $170.00	25	1,562
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $170.50	25	2,344
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/05/2016, Strike Price $171.00	25	3,516
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $166.00	25	3,516
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $167.00	225	42,188
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $168.00	225	63,281
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $168.50	56	18,375
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $169.00	300	117,188
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $169.50	100	45,313
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $170.00	476	252,875
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $170.50	65	55,132
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $171.00	75	73,398
U.S. Treasury Long Bond Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $171.50	50	56,953
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $380.00	25	2,656
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $385.00	125	18,750
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $390.00	167	36,531
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $395.00	125	38,281
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $400.00	477	196,763
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $405.00	450	244,688
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $410.00	350	240,625
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $420.00	200	205,000
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $435.00	100	161,250
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $450.00	300	678,750
Wheat Future, September 2016 Settlement, Expires 08/26/2016, Strike Price $470.00	200	640,000
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $38.50	200	88,000
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $39.00	200	110,000
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $39.50	141	95,880
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $40.00	350	290,500
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $40.50	300	300,000
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $41.00	345	414,000
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $41.50	450	639,000
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $42.00	420	701,400
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $42.50	456	893,760
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $43.00	461	1,051,080
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $43.50	501	1,312,620
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $44.00	425	1,270,750
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $44.50	400	1,352,000
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $45.00	425	1,610,750
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $45.50	400	1,688,000
WTI Crude Future, September 2016 Settlement, Expires 08/17/2016, Strike Price $46.00	250	1,165,000

TOTAL PUT OPTIONS		51,784,774

(Premiums Received $56,647,118)

PAYER SWAPTIONS
CDX.HY, Expires 09/21/2016, Strike Price $100.00	200,000,000	586,200
CDX.HY, Expires 09/21/2016, Strike Price $104.00	100,000,000	1,231,700
CDX.IG, Expires 08/17/2016, Strike Price 85.00 bps	500,000,000	133,000
CDX.IG, Expires 08/17/2016, Strike Price 90.00 bps	1,000,000,000	159,000
CDX.IG, Expires 09/21/2016, Strike Price 80.00 bps	500,000,000	842,000
CDX.IG, Expires 09/21/2016, Strike Price 80.00 bps	500,000,000	842,000
CDX.IG, Expires 09/21/2016, Strike Price 80.00 bps	250,000,000	421,000
CDX.IG, Expires 09/21/2016, Strike Price 90.00 bps	500,000,000	418,000
CDX.IG, Expires 09/21/2016, Strike Price 90.00 bps	500,000,000	418,000

TOTAL PAYER SWAPTIONS		5,050,900

(Premiums Received $6,762,500)

TOTAL WRITTEN OPTIONS		$150,276,412

(Premiums Received $145,254,821)

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Brent Crude, January 2017 Settlement	51	$2,298,570	$213,290
Canadian Dollar, September 2016 Settlement	419	32,131,015	(424,111)
Cocoa, September 2016 Settlement	278	7,881,300	109,245
Coffee ‘C’, September 2016 Settlement	64	3,508,800	(217,320)
Coffee ‘C’, December 2016 Settlement	121	6,783,563	(71,335)
Copper, September 2016 Settlement	75	4,165,313	(55,105)
Corn, September 2016 Settlement	496	8,295,600	(73,944)
Corn, December 2016 Settlement	461	7,900,387	697,801
Gasoline, January 2017 Settlement	68	3,512,594	300,582
Globex Natural Gas, October 2016 Settlement	250	7,292,500	(118,003)
Gold 100 Oz., October 2016 Settlement	130	17,590,300	(223,414)
Henry Hub Natural Gas, October 2016 Settlement	1,064	7,759,220	(578,978)
KC HRW Wheat, December 2016 Settlement	352	7,673,600	361,766
Lean Hogs, August 2016 Settlement	1,211	33,411,490	3,017,042
Lean Hogs, October 2016 Settlement	180	4,251,600	374,398
Lean Hogs, December 2016 Settlement	234	5,124,600	580,628
Live Cattle, August 2016 Settlement	207	9,362,610	(410,380)
Live Cattle, December 2016 Settlement	140	6,294,400	(94,565)
Low Sulphur Gas Oil, January 2017 Settlement	56	2,235,800	218,262
Natural Gas, September 2016 Settlement	230	6,614,800	(453,571)
Natural Gas, October 2016 Settlement	10	291,700	(16,452)
Natural Gas, January 2017 Settlement	305	10,479,800	(329,294)
Nikkei 225 Index, September 2016 Settlement	131	21,325,134	(1,640,716)
NY Harbor ULSD, January 2017 Settlement	40	2,339,568	215,094
Silver, December 2016 Settlement	7	715,505	(24,620)
Soybean, September 2016 Settlement	68	3,468,000	57,285
Soybean, November 2016 Settlement	524	26,278,600	621,351
Sugar No.11, October 2016 Settlement	144	3,072,384	(51,854)
Wheat, December 2016 Settlement	321	6,993,788	559,750
WTI Crude, September 2016 Settlement	2,562	106,579,200	2,569,278
WTI Crude, January 2017 Settlement	53	2,359,030	202,563

TOTAL FUTURES CONTRACTS SOLD		$367,990,771	$5,314,673

FUTURES CONTRACTS PURCHASED
Australian Dollar, September 2016 Settlement	455	$34,539,050	$20,805
British Pound, September 2016 Settlement	59	4,884,831	1,105
CBOE Volatility Index, August 2016 Settlement	137	1,894,025	(268,986)
Copper, December 2016 Settlement	226	12,605,150	577,313
Cotton No.2, December 2016 Settlement	2,337	86,515,740	4,600,031
DAX Index, September 2016 Settlement	100	28,861,311	267,382
Euro Fx, September 2016 Settlement	703	98,433,181	67,041
Euro Stoxx 50 Index, September 2016 Settlement	1,607	53,593,616	244,863
Euro-Bund, September 2016 Settlement	338	63,413,025	84,814
FTSE 100 Index, September 2016 Settlement	386	34,107,054	179,782
Globex Natural Gas, September 2016 Settlement	374	10,756,240	463,288
Gold 100 Oz., December 2016 Settlement	231	31,358,250	384,719
Henry Hub Natural Gas, September 2016 Settlement	30	215,700	7,173
Japanese Yen, September 2016 Settlement	1,034	126,917,038	425,881
Nasdaq 100 E-mini Index, September 2016 Settlement	1,521	143,787,735	2,578,607
Russell 2000 Mini Index, September 2016 Settlement	651	79,226,700	1,567,311
S&P 500 E-mini Index, September 2016 Settlement	1,689	183,104,490	375,236
Silver, September 2016 Settlement	74	7,528,390	128,242
Soybean Meal, January 2017 Settlement	105	3,608,850	(217,915)
Soybean Oil, January 2017 Settlement	203	3,785,544	(39,420)
Soybean, January 2017 Settlement	64	3,209,600	(186,636)
Sugar No.11, March 2017 Settlement	329	7,163,251	(218,042)
U.S. Treasury 10-Year Note, September 2016 Settlement	358	47,630,781	6,745
U.S. Treasury Long Bond, September 2016 Settlement	690	120,361,875	346,201
Wheat, September 2016 Settlement	558	11,376,225	(1,694,670)
WTI Crude, September 2016 Settlement	1	41,600	(4,282)

TOTAL FUTURES CONTRACTS PURCHASED		$1,198,919,252	$9,696,588

TOTAL FUTURES CONTRACTS APPRECIATION			$15,011,261

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Credit Default Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	(PAY)/RECEIVE FIXED RATES	TERMINATION DATE	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE RECEIPT	UPFRONT PREMIUM RECEIVED	UNREALIZED DEPRECIATION

CREDIT DEFAULT SWAP BUY CONTRACTS

Morgan Stanley	CDX.NA.HY.26	Buy	(5.00%)	June 20, 2021	$93,750,000	$(93,750,000)	$(4,324,267)	$(164,141)
Morgan Stanley	CDX.NA.IG.26	Buy	(1.00%)	June 20, 2021	559,750,000	(559,750,000)	(6,715,431)	(999,876)

TOTAL CREDIT DEFAULT SWAP BUY CONTRACTS								$(1,164,017)

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley	08/01/2016	Brazilian Real	754,484,925	U.S. Dollars	230,085,446	$2,377,459
Citi Global Markets	08/02/2016	Brazilian Real	95,318,600	U.S. Dollars	29,428,404	—
Goldman Sachs	08/02/2016	Brazilian Real	65,760,000	U.S. Dollars	20,302,563	—
Morgan Stanley	08/02/2016	Brazilian Real	969,203,300	U.S. Dollars	297,730,966	1,498,209
Morgan Stanley	08/03/2016	Brazilian Real	236,293,300	U.S. Dollars	72,000,000	846,100
Morgan Stanley	08/05/2016	Brazilian Real	104,697,200	U.S. Dollars	32,000,000	254,231
Morgan Stanley	08/11/2016	Brazilian Real	134,677,000	U.S. Dollars	41,000,000	403,317
Morgan Stanley	08/15/2016	Brazilian Real	272,358,500	U.S. Dollars	83,000,000	613,418
Morgan Stanley	08/18/2016	Brazilian Real	16,269,500	U.S. Dollars	5,000,000	(17,848)
Morgan Stanley	08/19/2016	Brazilian Real	130,728,000	U.S. Dollars	40,000,000	77,170
Morgan Stanley	09/01/2016	Brazilian Real	32,737,000	U.S. Dollars	10,000,000	(9,323)
Morgan Stanley	09/02/2016	Brazilian Real	115,833,000	U.S. Dollars	35,000,000	337,564
Goldman Sachs	08/15/2016	Euro	8,500,000	Norwegian Krone	80,660,750	(145,647)
Morgan Stanley	08/15/2016	Euro	57,500,000	Norwegian Krone	537,915,610	568,435
Goldman Sachs	08/15/2016	Euro	12,500,000	Swedish Krona	119,378,650	21,782
Morgan Stanley	08/15/2016	Euro	51,500,000	Swedish Krona	487,133,130	640,255
Morgan Stanley	08/08/2016	Korean Won	17,040,675,000	U.S. Dollars	15,000,000	307,480
Morgan Stanley	08/05/2016	Mexican Peso	281,595,000	U.S. Dollars	15,000,000	8,776
Morgan Stanley	08/08/2016	Mexican Peso	1,650,622,500	U.S. Dollars	89,000,000	(1,051,039)
Morgan Stanley	08/09/2016	Mexican Peso	556,952,000	U.S. Dollars	30,000,000	(327,446)
Morgan Stanley	08/22/2016	Mexican Peso	281,045,000	U.S. Dollars	15,000,000	(47,058)
Goldman Sachs	08/15/2016	Norwegian Krone	65,965,942	Euro	7,000,000	81,982
Morgan Stanley	08/04/2016	South African Rand	88,056,880	U.S. Dollars	6,200,000	141,126
Morgan Stanley	09/01/2016	Swedish Krona	356,182,560	U.S. Dollars	41,316,552	377,998
Morgan Stanley	08/01/2016	U.S. Dollars	229,611,996	Brazilian Real	754,484,925	(2,850,909)
Citi Global Markets	08/02/2016	U.S. Dollars	29,000,000	Brazilian Real	95,318,600	(428,404)
Goldman Sachs	08/02/2016	U.S. Dollars	20,000,000	Brazilian Real	65,760,000	(302,563)
Morgan Stanley	08/02/2016	U.S. Dollars	296,898,209	Brazilian Real	969,203,300	(2,330,966)
Morgan Stanley	08/03/2016	U.S. Dollars	72,500,000	Brazilian Real	240,430,000	(1,621,390)
Morgan Stanley	08/05/2016	U.S. Dollars	57,000,000	Brazilian Real	188,010,900	(920,813)
Morgan Stanley	08/09/2016	U.S. Dollars	20,000,000	Brazilian Real	64,900,000	59,713
Credit Suisse	08/11/2016	U.S. Dollars	30,000,000	Brazilian Real	101,100,000	(1,080,848)
Morgan Stanley	08/11/2016	U.S. Dollars	15,000,000	Brazilian Real	49,927,500	(349,051)
Morgan Stanley	08/15/2016	U.S. Dollars	47,500,000	Brazilian Real	157,991,500	(1,003,018)
Morgan Stanley	08/19/2016	U.S. Dollars	25,000,000	Brazilian Real	82,872,500	(406,150)
Credit Suisse	09/01/2016	U.S. Dollars	30,000,000	Brazilian Real	99,144,000	(256,763)
Morgan Stanley	09/02/2016	U.S. Dollars	22,000,000	Brazilian Real	72,622,000	(155,038)
Goldman Sachs	08/08/2016	U.S. Dollars	4,700,000	Colombian Peso	13,951,809,000	157,893
Morgan Stanley	08/08/2016	U.S. Dollars	4,500,000	Colombian Peso	13,819,500,000	967
Morgan Stanley	08/15/2016	U.S. Dollars	4,500,000	Colombian Peso	13,842,000,000	574
Goldman Sachs	08/29/2016	U.S. Dollars	7,500,000	Colombian Peso	23,373,750,000	(74,419)
Morgan Stanley	08/29/2016	U.S. Dollars	24,250,000	Colombian Peso	74,735,000,000	31,626
Morgan Stanley	09/01/2016	U.S. Dollars	41,316,552	Euro	37,200,000	(330,150)
Goldman Sachs	08/08/2016	U.S. Dollars	15,000,000	Korean Won	17,460,000,000	(684,156)
Goldman Sachs	08/05/2016	U.S. Dollars	12,000,000	Mexican Peso	226,870,800	(92,022)
Morgan Stanley	08/05/2016	U.S. Dollars	58,000,000	Mexican Peso	1,085,431,000	147,443
Credit Suisse	08/08/2016	U.S. Dollars	30,000,000	Mexican Peso	544,175,000	472,282
Goldman Sachs	08/08/2016	U.S. Dollars	20,000,000	Mexican Peso	377,976,000	(139,430)
Morgan Stanley	08/08/2016	U.S. Dollars	156,500,000	Mexican Peso	2,916,183,250	1,119,053
Goldman Sachs	08/09/2016	U.S. Dollars	8,000,000	Mexican Peso	151,312,000	(61,401)
Morgan Stanley	08/09/2016	U.S. Dollars	103,000,000	Mexican Peso	1,911,598,500	1,156,376
Morgan Stanley	08/22/2016	U.S. Dollars	47,000,000	Mexican Peso	879,420,000	210,638
Morgan Stanley	08/03/2016	U.S. Dollars	6,200,000	South African Rand	91,642,200	(399,311)

TOTAL OPEN FORWARD CURRENCY CONTRACTS						$(3,173,296)

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows:

Stone Ridge All Asset Variance Risk Premium Fund

Cost of investments	$1,006,925,180

Gross unrealized appreciation	$68,899
Gross unrealized depreciation	(22,282,651)

Net unrealized depreciation	$(22,213,752)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Investment Valuation and Fair Value Measurement In determining the NAV of the Fund’s shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price provided by NASDAQ each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Short-term debt securities issued with a maturity of less than 60 days, including U.S. Treasury securities, are valued at amortized cost.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations, and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (“fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset or liability, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Exchange-traded options are valued at the settlement price on the exchange or mean of the bid and asked prices. Over-the-counter (“OTC”) options are valued based on quotations obtained from an independent pricing service or from a broker (typically the counterparty to the option).

OTC derivatives including forward contracts and swap contracts are valued on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Fund’s NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Fund may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Fund’s NAV. Events affecting the value of such securities held by the Fund that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Fund’s calculation of the NAV. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Board of Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Fund may use fair valuation in accordance with the procedures approved by the Board of Trustees.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2016:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets
Common Stocks (1)	$1,925,266	$—	$—	$1,925,266
Real Estate Investment Trusts(1)	31,950	—	—	31,950
Purchased Options	2,552,116	4,714,168	—	7,266,284
Money Market Funds	163,867,481	—	—	163,867,481
U.S. Treasury Bills	—	811,620,447	—	811,620,447

Total Assets	$168,376,813	$816,334,615	$—	$984,711,428

Liabilities
Written Options	$(86,067,288)	$(64,209,124)	$—	$(150,276,412)

Total Liabilities	$(86,067,288)	$(64,209,124)	$—	$(150,276,412)

Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$11,911,867	$—	$11,911,867
Unrealized depreciation on forward currency contracts	—	(15,085,163)	—	(15,085,163)
Unrealized appreciation on futures	22,424,874	—	—	22,424,874
Unrealized depreciation on futures	(7,413,613)	—	—	(7,413,613)
Unrealized depreciation on swaps	—	(1,164,017)	—	(1,164,017)

Total	$15,011,261	$(4,337,313)	$—	$10,673,948

*	Other financial instruments are derivatives, such as futures, forwards and swaps. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Derivative Transactions – The Fund engaged in derivatives and hedging activities during the period ended July 31, 2016. The use of derivatives included options, futures, swaps and forward foreign currency contracts. Further information regarding derivative activity for the Fund can be found in the Consolidated Schedule of Investments.

Futures Contracts — The Fund held futures contracts during the period ended July 31, 2016. The Fund may use futures contracts to gain exposure or to hedge asset classes such as equities, currencies, commodities and fixed income. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended July 31, 2016, was $811,600,836 for long contracts and $738,147,241 for short contracts.

Options — The Fund may purchase and write call or put options on securities, indices, futures contracts, including commodity futures contracts, and enter into related closing transactions. The Fund wrote call and put options during the period ended July 31, 2016. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise the index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended July 31, 2016, was $97,795,639.

Transactions in written options during the period ended July 31, 2016 were as follows:

Call Options	Contracts/Notional	Premiums
Outstanding, beginning of period	1,643,598,371	$33,208,954
Options written	30,731,490,066	593,810,333
Options terminated in closing transactions	(1,058,563,362)	(20,025,313)
Options exercised	(2,590,281,217)	(149,814,626)
Options expired	(23,291,113,989)	(368,571,645)

Outstanding, end of period	5,435,129,869	$88,607,703

Put Options	Contracts/Notional	Premiums
Outstanding, beginning of period	58,114	$36,805,836
Options written	512,970,264	668,192,984
Options terminated in closing transactions	(49,862)	(38,721,309)
Options exercised	(150,315,356)	(175,409,441)
Options expired	(112,586,727)	(434,220,952)

Outstanding, end of period	250,076,433	$56,647,118

Forward Currency Contracts - The Fund may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts.

The average notional amount of forward currency contracts during the period ended July 31, 2016 was $511,069,960 for long contracts and $806,370,004 for short contracts.

Volatility and Variance Swap Contracts – The Fund may enter into volatility and/or variance swaps. Volatility swaps and variance swaps are transactions in which counterparties agree to economically buy or sell volatility or variance (which equals volatility squared), as the case may be, of the underlying reference at a specific level over a fixed period. Volatility and variance swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility and/or variance of the underlying reference.

Credit Default Swaps – The Fund may enter into credit default swaps in order to earn income or to gain or mitigate its exposure to an underlying reference entity such as a broad based index. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Consolidated Statement of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. The average notional amount of credit default swaps during the period ended July 31, 2016 was $416,144,000 for contracts in which the Fund purchased protection and $49,387,500 for contracts in which the Fund sold protection.

Consolidated Statement of Assets and Liabilities — Values of Derivatives at July 31, 2016

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Equity Contracts - Options	Investments, at fair value	$6,196,026	Written options, at fair value	$52,320,585

Foreign Exchange Contracts - Options	—	—	Written options, at fair value	27,875,910

Commodity Contracts - Options	—	—	Written options, at fair value	56,134,342

Interest Rate Contracts - Options	—	—	Written options, at fair value	6,881,100

Credit Contracts - Options	Investments, at fair value	836,000	Written options, at fair value	5,050,900

Volatility Contracts - Options	Investments, at fair value	234,258	Written options, at fair value	2,013,575

Equity Contracts - Futures	Net assets - Unrealized appreciation*	5,213,181	Net assets - Unrealized depreciation*	1,909,702

Foreign Exchange Contracts - Futures	Net assets - Unrealized appreciation*	514,832	Net assets - Unrealized depreciation*	424,111

Commodity Contracts - Futures	Net assets - Unrealized appreciation*	16,259,101	Net assets - Unrealized depreciation*	5,079,800

Interest Rate Contracts - Futures	Net assets - Unrealized appreciation*	437,760	—	—

Foreign Exchange Contracts - Forwards	Unrealized appreciation on open forward currency contracts	11,911,867	Unrealized depreciation on open forward currency contracts	15,085,163

Credit Default Swaps	—	—	Unrealized depreciation on open swap contracts	1,164,017

Total		$41,603,025		$173,939,205

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust III

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President

Date	9/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date	9/29/2016

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date	9/29/2016

*	Print the name and title of each signing officer under his or her signature.